                                                               ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                             ENDED JULY 31, 1998


LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)


KEMPER HORIZON 20+ PORTFOLIO
KEMPER HORIZON 10+ PORTFOLIO
KEMPER HORIZON 5 PORTFOLIO

KEMPER HORIZON FUND

             "... We remain absolutely committed to a disciplined,
                quantitative focus. The recent turbulence of the
           market reinforces our conviction that over the long term,
    keeping clear-sighted and cool-headed is the most sensible course. ..."


                                                             [KEMPER FUNDS LOGO]

CONTENTS

At A GLANCE
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
9
STATISTICS FOR HORIZON 20+
LARGEST HOLDINGS
14
PORTFOLIOS OF
INVESTMENTS
30
REPORT OF
INDEPENDENT AUDITORS
31
FINANCIAL STATEMENTS
33
NOTES TO
FINANCIAL STATEMENTS
39
FINANCIAL HIGHLIGHTS


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER HORIZON FUND TOTAL RETURNS*
--------------------------------------------------------------------------------
FOR THE YEAR ENDED JULY 31, 1998
(UNADJUSTED FOR ANY SALES CHARGE)

                              CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
    HORIZON 20+                 9.04%     7.98%     7.97%
--------------------------------------------------------------------------------
    HORIZON 10+                 9.75%     8.85%     8.83%
--------------------------------------------------------------------------------
    HORIZON 5                   7.74%     7.27%     7.10%
--------------------------------------------------------------------------------

Returns are historical and do not guarantee future performance. Investment returns and principal value fluctuate. So that when shares are redeemed they may be worth more or less than original cost.

* Total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. During the period noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

--------------------------------------------------------------------------------
 KEMPER HORIZON FUND RANKINGS
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE EQUITY LIPPER CATEGORIES**

                     CLASS A              CLASS B              CLASS C
--------------------------------------------------------------------------------
    HORIZON 20+      #117 of 203 funds    #137 of 203 funds    #138 of 203 funds
    1-YEAR
--------------------------------------------------------------------------------
    HORIZON 10+      #188 of 379 funds    #214 of 379 funds    #215 of 379 funds
    1-YEAR
--------------------------------------------------------------------------------
    HORIZON 5        #42 of 78 funds      #47 of 78 funds      #48 of 78 funds
    1-YEAR
--------------------------------------------------------------------------------

** Lipper Analytical Services, Inc. rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Rankings are historical and do not reflect future performance. The portfolios are compared to their respective Lipper categories as follows: Flexible Portfolio, Balanced and Income.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
                                    AS OF      AS OF
                                   7/31/98    7/31/97
--------------------------------------------------------------------------------
    HORIZON 20+ CLASS A            $13.48     $12.89
--------------------------------------------------------------------------------
    HORIZON 20+ CLASS B            $13.28     $12.79
--------------------------------------------------------------------------------
    HORIZON 20+ CLASS C            $13.29     $12.80
--------------------------------------------------------------------------------
    HORIZON 10+ CLASS A            $12.49     $12.01
--------------------------------------------------------------------------------
    HORIZON 10+ CLASS B            $12.48     $12.00
--------------------------------------------------------------------------------
    HORIZON 10+ CLASS C            $12.44     $11.98
--------------------------------------------------------------------------------
    HORIZON 5 CLASS A              $11.26     $11.06
--------------------------------------------------------------------------------
    HORIZON 5 CLASS B              $11.28     $11.06
--------------------------------------------------------------------------------
    HORIZON 5 CLASS C              $11.27     $11.07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND REVIEW
--------------------------------------------------------------------------------

DURING THE YEAR ENDED JULY 31, 1998, THE FUND MADE THE FOLLOWING DISTRIBUTIONS PER SHARE:

                                           SHORT-     LONG-
                    INCOME DIVIDEND         TERM      TERM
                CLASS    CLASS    CLASS    CAPITAL   CAPITAL
                  A        B        C       GAIN      GAIN
--------------------------------------------------------------------------------
    HORIZON 20+ $.0375       --       --    .4200     .0600
--------------------------------------------------------------------------------
    HORIZON 10+ $.2225   $.1220   $.1388    .3600     .0500
--------------------------------------------------------------------------------
    HORIZON 5   $.3500   $.2824   $.2849    .2400     .0300
--------------------------------------------------------------------------------

TERMS TO KNOW

NIFTY FIFTY EFFECT Market scenario in which the stock prices of the largest companies of the S&P 500 rise at a greater rate than the overall market. In the 1960s and 1970s, the "Nifty Fifty" comprised a select group of 50 large, dominant companies. Recently, the Nifty Fifty effect has been driven by investors seeking the greater perceived security of stocks of the largest companies.

GRAY MONDAY The name used to identify Monday, October 27, 1997. On that day, turmoil in Southeast Asian markets triggered a one-day drop of 7 percent in the U.S. equity market.

QUANTITATIVE ANALYSIS Research based on measurable factors, versus qualitative considerations such as the character of management or employee morale. Examples of quantitative analysis include the value of assets, the cost of capital, the historical and projected patterns of sales, costs and profitability; and a wide range of considerations in the areas of economics.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR OF ARTS AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND HAS A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $218 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS. IT IS ONE OF THE 10 LARGEST MUTUAL FUND COMPLEXES IN THE UNITED STATES.

DEAR SHAREHOLDERS,

It's been a bumpy ride for many investors in the third quarter of 1998. Economic and political instability in Russia, terrorist bombings and U.S. retaliation overseas, lingering effects of the "contagion" in Asia, not to mention weak corporate profits and political scandal in the United States were responsible for considerable uncertainty and market volatility. A series of market dips and drops continued to fuel the debate about whether we would finally see the end of our long-running bull market -- or even plummet into a recession.

  But investors who are riding out the stock market's abrupt short-term adjustments should find comfort in the fact that economic fundamentals continue to favor financial assets in the U.S. -- particularly Treasury bonds. In a nutshell, the nation's economy remains strong despite its slowdown in the second half of the year. Short-term interest rates are expected to remain low -- the federal funds rate is holding at 5.5 percent and will most likely stay put or could even move lower during the remainder of the year. There are no major tax or regulatory threats waiting in the wings. And our economy continues to draw investors from around the world, although perhaps not as fervently as last year.

  The nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, grew at an annualized rate of 1.4 percent in the second quarter of 1998. While this was the slowest growing quarter in the last three years, it was much stronger than consensus. Slower growth can be attributed to several one-time factors, including a domestic correction in inventory levels and the General Motors strike, which has since been resolved, as well as the long-term loss of trade with Asia.

  Real capital spending and employment growth have remained solid. Consumer confidence remains fairly high. Home sales remain robust. Economic policy continues to support the nation's fiscal budget surplus projection of $65 billion.

  As far as inflation goes, there are two tales to be told. Prices for consumer goods, as measured by the consumer price index (CPI), are steady. Compare this to prices for services, which have risen between 3 and 4 percent. For investors, this difference in pricing flexibility translates into a difference in profit expectations. Profits of domestic, service firms should be much stronger than commodity producers dependent on export markets.

  Across the Atlantic, Europe's economy appears to be growing at an even pace as the region progresses toward the Economic and Monetary Union (EMU) slated for January 1, 1999. One effect of the union may be a slight rise in short-term interest rates in Europe -- not because there will be an overt change in policy, but simply because of the convergence of some very disparate interest rates. The average rate will likely be higher than the relatively attractive rate the German Central Bank currently offers, for example.

  In Asia, which has been making headlines around the world for more than a year now, the latest news is from Japan, which recently installed a new prime minister as well as a new finance minister. Much discussion will be focused on changes in Japan's economic policy, particularly in terms of taxation and banking reform -- and patience is in order. Most of the changes in taxation will impact Japan in the first half of 1999. But as far as banking reform goes, those of us familiar with bank reform in the U.S. know that this will be a two- to five-year process. Certainly, investors are looking to Japan to spark recovery for Asia as a whole, which continues to suffer from the "contagion" of low currency values, seriously reduced consumer spending and general economic malaise.

  Indeed, while its full effects remain to be seen -- and felt -- by the majority of American businesses and individuals, the Asian economic crisis has contributed to the general uncertainty of the emotion-driven U.S. markets. Whether it's an economic crisis abroad or political scandal at home, current events move the investors who move the markets.

  One might conclude that, as a result of 1998's slow corporate profit growth and turmoil in Russia and Asia, the psychology of the markets is shifting -- even some of Wall Street's most resolute bulls appear to be reconsidering their long-held convictions. But with the economy's strong

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and shareholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch have a significant impact on mutual fund performance.

        The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                 [BAR GRAPH]

                                           NOW (8/31/98)       6 MONTHS AGO      1 YEAR AGO      2 YEARS AGO
  10-YEAR TREASURY RATE(1)*                    5.46                5.57              6.3             6.64
  PRIME RATE(2)*                               8.5                 8.5               8.5             8.25
  INFLATION RATE(3)*                           1.68                1.44              2.22            2.88
  THE U.S. DOLLAR(4)                           8.19                4.88              8.76            3.32
  CAPITAL GOODS ORDERS(5)*                     2.81                8.1               8.2             8.2
  INDUSTRIAL PRODUCTION(5)*                    1.82                4.31              5.03            3.3
  EMPLOYMENT GROWTH(6)                         2.68                2.57              2.6             2.13

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of July 31, 1998.

SOURCE:  ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

fundamentals in place, that outlook may be premature. In any case, prudent investors are wise to watch for the following economic warning signs: inflation in the form of rising wages and/or prices; residual fallout from Asia, which could appear in the form of reduced sales and earnings for American businesses; and a continued widening of our trade deficit, an imbalance caused by heightened American demand for foreign goods and services. In the months to come, investors are likely to maintain their bias in favor of investments that have historically been considered more conservative: larger capitalization stocks, U.S. Treasuries and only the highest-grade corporate bonds.

  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ John E. Silvia

JOHN E. SILVIA
September 1, 1998

PERFORMANCE UPDATE

[FORTUNA PHOTO]

LEAD PORTFOLIO MANAGER PHILIP FORTUNA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HE JOINED THE ORGANIZATION IN 1986 AS AN INSTITUTIONAL PORTFOLIO MANAGER. HE IS ALSO THE LEAD PORTFOLIO MANAGER OF KEMPER QUANTITATIVE EQUITY FUND AND KEMPER VALUE+GROWTH FUND. FORTUNA RECEIVED A BACHELOR'S DEGREE IN ECONOMICS FROM CARNEGIE MELLON UNIVERSITY AND AN M.B.A. FROM THE UNIVERSITY OF CHICAGO.

      FORTUNA IS ASSISTED BY PORTFOLIO MANAGER KARLA GRANT, A VICE PRESIDENT OF SCUDDER KEMPER INVESTMENTS WITH EIGHT YEARS OF INVESTMENT EXPERIENCE; AND BY ROBERT TYMOCZKO, WHO HAS FIVE YEARS OF EXPERIENCE IN QUANTITATIVE ANALYSIS AND ECONOMIC MODELING.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

DURING THE PAST TWELVE MONTHS, MARKET VOLATILITY HAS KEPT INVESTORS ON THEIR TOES. LEAD PORTFOLIO MANAGER PHILIP FORTUNA AND HIS TEAM DISCUSS HOW THEY POSITIONED KEMPER HORIZON FUND DURING THIS CHALLENGING PERIOD.

Q     THE PAST TWELVE MONTHS HAVE BEEN DOMINATED BY TURBULENCE. COULD YOU GIVE
US SOME INSIGHT AS TO WHY THE MARKET HAS SEEN SUCH A HIGH LEVEL OF VOLATILITY?

A     The past year certainly has been characterized by dramatic ups and downs.
Toward the outset of the fiscal year, currency turmoil in Asia sent global markets into a downward spin. Asia's woes spread to the United States, as investors wondered whether domestic companies would be able to sustain the high level of earnings that they had enjoyed over recent years. On October 27, 1997 -- now referred to as "Gray Monday" -- the anxiety reached a crescendo, and U.S. equity markets dove 7 percent.

      However, as 1997 came to a close, we saw domestic equity markets had rebounded quickly from the meltdown. The International Monetary Fund's bailout plans inspired renewed confidence, as did the earnings posted by many American firms. We entered 1998 on a brisk, positive note.

      Nonetheless, as the year progressed, we saw the tides of volatility return repeatedly to our markets. It became clear that the economic crisis in Asia had not been resolved fully, and the consequences of this realization hit the U.S. market in waves. Concerns about an interest-rate hike also dogged the market during the early portion of the year. These factors contributed to a bounty of disappointing earnings stories, particularly among smaller-company and technology stocks.

Q     HOW DID THE HORIZON PORTFOLIOS PERFORM IN THIS CHALLENGING ENVIRONMENT?

A     For the fiscal year ending July 31, 1998, Kemper Horizon 5 Portfolio earned 7.74 percent, Kemper Horizon 10+ Portfolio returned 9.75 percent and Kemper Horizon 20+ Portfolio gained 9.04 percent (Class A shares, unadjusted for any sales charge). The S&P 500 Index, a large-cap stock index often used as a proxy for the U.S. equity market, climbed 19.31 percent, while the small-cap oriented Russell 2000 rose 2.31 percent. The MSCI EAFE Index, a pool of international stocks, gained 5.75 percent; and the Lehman Brothers Government/Corporate Bond Index returned 8.06 percent. So, the returns of the Horizon portfolios landed among the benchmarks. This makes sense, given that the portfolios mix the asset classes tracked by each index.

Q     COULD YOU TELL US MORE ABOUT HOW THE PORTFOLIOS COMBINE BONDS AND DOMESTIC
AND INTERNATIONAL STOCKS? WHAT'S THE GOAL OF THIS APPROACH?

A     By allocating assets between stocks and bonds, we seek to provide shareholders with the opportunity to reap the benefits of diversification. By investing in a variety of asset classes, we aim to offset losses from one asset class with gains from another. Kemper Horizon 5 Portfolio, the most conservative of the trio, holds the majority of its assets in fixed-income securities. It's designed for investors with a short time horizon. Kemper

PERFORMANCE UPDATE


Horizon 10+ Portfolio typically invests roughly 60 percent of its assets in stocks and 40 percent in bonds. It's designed for investors with a mid-range time frame of 10 years or more. Kemper Horizon 20+ Portfolio, the most aggressive of the group, earmarks about 80 percent of assets to equities, and contains the most international exposure. As its name suggests, its asset allocation is better suited for investors with time horizons of 20 years or more.

Q     HOW DID THE DIFFERENT ASSET CLASSES IMPACT PERFORMANCE?

A     The fund's bond stake added stability against the turbulence in the equity market. The fixed-income allocation is quality-focused, and holds an average credit rating of AAA. The duration of the bond portfolio is currently a mild 2.5 years. Although the fund can invest in high yield bonds, we have elected to avoid them for now; instead we currently favor U.S. Treasuries because of their greater stability and security and mortgage-backed securities.

      The fund's domestic equity exposure is divided between growth and value stocks. Throughout the past year, we've been increasing the growth/value mix to 70/30, from 60/40. Our analysis paid off -- in the current market, growth stocks have been rewarded more handsomely than their value counterparts. We favored large company stocks over small company names, another decision that served the fund in good stead, as the market turmoil punished the small-caps with a greater vengeance.

Q     GIVEN THE ASIAN TURMOIL OF THE PAST YEAR, A GREAT DEAL OF INVESTOR
ATTENTION HAS TURNED TO INTERNATIONAL MARKETS. HOW DID THE INTERNATIONAL PORTION OF THE PORTFOLIOS PERFORM?

A     Within the portfolios' international stake, we were also well-positioned.
In the first half of the fiscal year, we saw international holdings dampen gains, but they've come back nicely, and have earned solid returns for the fund. Our decision to favor Western European markets over Asian ones proved wise. While Asia is still struggling mightily, the force of strengthening economies and the potential benefits of unification have propelled Europe. France, Italy, Germany and the United Kingdom count among the markets that garnered good performance for the portfolios.

Q     WHAT WERE THE FACTORS THAT CAUSED THE PORTFOLIOS TO LAG DURING THE ANNUAL
PERIOD?

A     The volatility of the overall market has made many investors nervous.
Rather than keeping focused on fundamentals, many investors rushed headlong to the perceived safety offered by the largest blue chip names. Much of the overall market performance has thus been driven by a handful of the largest companies -- the biggest names of the S&P 500 Index. This "flight to enormity" has caused the prices of this small group of stocks to rise far above price levels which we feel are reasonable and sustainable. Therefore, our valuation discipline compelled us to steer clear of the highest-priced names, at the expense of some short-term gains. We would caution investors against being lulled into an unreasonable sense of security, just because they may own the mega-cap names. Their valuations are too high, regardless of the company's size.

      Our exposure to certain sectors also caused the portfolios to lag. In the first half of the fiscal year, the fund's overweighting in technology hurt returns, as these stocks felt the brunt of the turmoil in Asia. We have seen many of our technology names rebound, since, however. Throughout the year, tobacco exposure also clipped gains, as regulatory concerns plagued that industry. Our exposure to energy also hindered performance, as the fears stemming out of Asian supply-and-demand issues got the better of many energy stocks. Nevertheless, we believe a number of stocks in these two industries continue to offer investors significant upside potential at very attractive valuations.

Q     HOW DO YOU FIND STOCKS IN THIS CHOPPY MARKET CLIMATE?

A     We use the same criteria, regardless of market conditions. We seek out stocks that boast sound valuations. To keep from getting swept away by the current of an emotional market, we rely heavily on quantitative analysis. Before making a judgement about whether or not to buy a stock, we scrutinize the company's operations and fundamentals. We evaluate the stock price relative to many factors, including book value, cash flow and earnings growth. We place this information within a larger economic framework, weighing the possible impact of inflation, economic growth and interest rates.

Q     GIVEN THE CHALLENGES THAT THE MARKET HAS POSED OVER THE PAST TWELVE
MONTHS, HOW ARE YOU POSITIONING THE FUND?

A     We remain absolutely committed to a disciplined,

PERFORMANCE UPDATE

quantitative focus. The recent turbulence of the market reinforces our conviction that over the long-term, keeping clear-sighted and cool-headed is the most sensible course.

      In fact, we plan to implement more formal quantitative techniques to uncover and pursue market opportunity. We've always relied on quantitative measures, however, in the future we will be employing more sophisticated quantitative models to select securities for the fund. Different models will be used to select domestic growth stocks, domestic value stocks, and international stocks. These models focus on the same sort of factors (valuations, earnings growth, and price momentum) that have historically driven our stock-selection process.

      We believe that this move will allow us to take the quantitative bent of the fund to the next level. Scudder Kemper Investments has built a strong staff of quantitative managers and analysts, and we're excited to leverage this expertise to an even greater degree. The models we're using have been tested extensively and used in institutional, high net worth and other fund accounts. Moreover, we've brought on new portfolio managers, Robert Tymoczko and Karla Grant. (Co-Lead Portfolio Manager William Knapp left the fund's management team at the end of July 1998).

Q     DO YOU EXPECT THE MARKET TURMOIL TO ABATE ANY TIME SOON?

A     When it comes to investing, volatility is par for the course. Shorter-term ups and downs are unavoidable. We can't predict when the market will fully digest the Asian crisis and return to a more rational approach to valuing stocks. We're prepared to see more volatility, and have gravitated toward stocks that we believe are more resilient to the market's downward turns. However, we believe that many factors support a positive long-term market forecast: the economy is slowing, inflation has been kept in check, and interest rates remain low. We hold that a disciplined approach to investing, paired with an emphasis on diversification, is still a sound route for investors to follow.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER HORIZON 20+ PORTFOLIO
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED JULY 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                        1-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 20+ PORTFOLIO CLASS A                 2.75%       14.12%      (since 12/29/95)
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 20+ PORTFOLIO CLASS B                 4.98        14.78       (since 12/29/95)
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 20+ PORTFOLIO CLASS C                 7.97        15.72       (since 12/29/95)
-------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

Kemper Horizon 20+ Portfolio Class A

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                           12/29/95                  12/31/96         7/31/98
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 20+ Portfolio Class A(1)     10000                    10848              14080
                                             9921                    10758
                                            10030                    12081
                                            10337                    13202
                                                                     14299
                                                                     14382
------------------------------------------------------------------------------------------------------------------------------------
Combined S & P 500 Stock Index              10000                    11913              17663
and Lehman Brothers Gov't/                  10398                    12160
Corp. Bond Index(1)                         10786                    14000
                                            11094                    15401
                                                                     17267
                                                                     17821
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index(+)                          10000                    12319              19135
                                            10557                    12650
                                            11030                    14856
                                            11371                    16427
                                                                     18718
                                                                     19335
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Gov't/                      10000                    10890              11775
Corp. Bond Index(++)                         9766                    10202
                                             9812                    10573
                                             9985                    11294
                                                                     11466
                                                                     11765


Kemper Horizon 20+ Portfolio Class B
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                   12/29/95                  12/31/96         12/31/97               6/31/98          7/31/98
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 20+ Portfolio        10000                      11398.3          13425.4                14897.6        14289.9
Class B(1)                          10049.5                    11282.1          14853.6
                                    10059                      12644.9
                                    10088.4                    13796.3
------------------------------------------------------------------------------------------------------------------------------------
Combined S & P 500 Stock Index      10000                      11913            15401                  17821          17663
and Lehman Brothers Gov't/          10398                      12160            17267
Corp. Bond Index(1)                 10786                      14000
                                    11094                      14964
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index(+)                  10000                      12319            16427                  19335          19135
                                    10557                      12650            18718
                                    11030                      14856
                                    11371                      15969
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Gov't/              10000                      10890            11294                  11765          11775
Corp. Bond Index(++)                 9766                      10202            11466
                                     9812                      10573
                                     9985                      10943



Kemper Horizon 20+ Portfolio Class C
--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                              12/29/95                  12/31/96         12/31/97               7/31/98
------------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 20+ Portfolio Class C(1)       10000                    11406             13443                  14596
                                              10495                    11290             14870
                                              10600                    12652             14925
                                              10895                    13792
------------------------------------------------------------------------------------------------------------------------------------
Combined S & P 500 Stock Index                10000                    11913             15401                  17663
and Lehman Brothers Gov't/                    10398                    12160             17267
Corp. Bond Index(1)                           10786                    14000             17821
                                              11094                    14964
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 Index(+)                            10000                    12319             16427                  19135
                                              10557                    12650             18718
                                              11030                    14856             19335
                                              11371                    15969
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Gov't/                        10000                    10890             11294                  11775
Corp. Bond Index(++)                           9766                    10202             11466
                                               9812                    10573             11765
                                               9985                    10943


 * Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A Shares is 5.75%, for Class B Shares, the maximum contingent deferred sales charge is 4%. Class C Shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 (1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A Shares and the contingent deferred sales charge in effect at the end of the period for Class B Shares. Each portfolio is compared to the Standard & Poor's 500 Stock Index (S&P 500), Lehman Brothers Gov't/Corp. Bond Index and a blend of the S&P 500 and the Lehman Brothers Gov't/ Corp. Bond Index. Kemper Horizon 20+ Portfolio is compared with a blend of 80 percent S&P 500 and 20 percent Lehman Brothers Gov't/Corp. Kemper Horizon 10+ Portfolio is compared with a blend of 60 percent S&P 500 and 40 percent Lehman Brothers Gov't/Corp. Kemper Horizon 5 Portfolio is compared with a blend of 40 percent S&P 500 and 60 percent Lehman Brothers Gov't/Corp. In comparing Kemper Horizon Fund to the blended indices, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the indices.

 + The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++ The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

STATISTICS FOR HORIZON 20+

PORTFOLIO COMPOSITION*

--------------------------------------------------------------------------
HORIZON 20+                                 ON 7/31/98    ON 7/31/97
--------------------------------------------------------------------------
    COMMON STOCKS                              78%           79%
--------------------------------------------------------------------------
    BONDS                                      21            20
--------------------------------------------------------------------------
    CASH AND EQUIVALENTS                        1             1
--------------------------------------------------------------------------
                                              100%          100%

                                           [PIE CHART]   [PIE CHART]
                                            ON 7/31/98    ON 7/31/97


LARGEST HOLDINGS

THE PORTFOLIO'S LARGEST EQUITY HOLDINGS*
REPRESENTING 6.8 PERCENT OF TOTAL NET ASSETS ON JULY 31, 1998

-------------------------------------------------------------------------------------------------
HOLDINGS                                                                                  PERCENT
-------------------------------------------------------------------------------------------------

GENERAL ELECTRIC              Operates in major businesses including power generators,       1.6%
                              appliances, lighting, plastics, medical systems, aircraft
                              engines, financial services and broadcasting.
-------------------------------------------------------------------------------------------------

PHILIP MORRIS                 The largest cigarette maker in the U.S. Through its Miller     1.5%
                              Brewing subsidiary, it is also the country's second-largest brewer. The company is also a major branded food producer
                              through its Kraft Foods subsidiary.
-------------------------------------------------------------------------------------------------
CISCO SYSTEMS                 Largest, most comprehensive supplier of routing software and   1.3%
                              related systems that direct the flow of data between local area networks.
-------------------------------------------------------------------------------------------------

WORLDCOM                      One of the largest long distance telecommunications            1.3%
                              companies in the U.S., offering domestic and international voice, data and video products and services.
-------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE     Often referred to as "Fannie Mae," this is a private           1.1%
ASSOCIATION                   corporation federally chartered to provide financial
                              products and services that increase the availability and
                              affordability of housing to low, moderate and middle-income
                              Americans.
-------------------------------------------------------------------------------------------------


*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER HORIZON 10+ PORTFOLIO
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED JULY 31, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                     LIFE OF
                                                         1-YEAR       CLASS
--------------------------------------------------------------------------------------------------
    KEMPER HORIZON 10+ PORTFOLIO CLASS A                  3.46%       11.98%      (since 12/29/95)
--------------------------------------------------------------------------------------------------
    KEMPER HORIZON 10+ PORTFOLIO CLASS B                  5.85        12.70       (since 12/29/95)
--------------------------------------------------------------------------------------------------
    KEMPER HORIZON 10+ PORTFOLIO CLASS C                  8.83        13.55       (since 12/29/95)
--------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

Kemper Horizon 10+ Portfolio Class A

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                              12/29/95               12/31/96         12/31/97               7/31/98
----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 10+ Portfolio Class A(1)        10,000  9,732  9,865 10,124 10,584 10,533 11,553 12,427 12,275 13,298 13,545 13,405
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp. Bond Index(1)    10,000 10,240 10,543 10,817 11,507 11,671 13,143 13,958 14,374 15,817 16,307 16,191
S&P 500 Index(+)                               10,000 10,557 11,030 11,371 12,319 12,650 14,856 15,969 16,427 18,718 19,335 19,135
Lehman Brothers Gov't/Corp. Bond Index(++)     10,000  9,766  9,812  9,985 10,890 10,202 10,573 10,943 11,294 11,466 11,765 11,775

                                  [LINE GRAPH]

Kemper Horizon 10+ Portfolio Class B

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                              12/29/95                  12/31/96         12/31/97               7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 10+ Portfolio Class B(1)         10,000 10,316 10,443 10,685 11,152 11,067 12,114 12,999 12,827 13,861 14,085 13,629
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp. Bond Index(1)     10,000 10,240 10,543 10,817 11,507 11,671 13,143 13,958 14,374 15,817 16,307 16,191
S&P 500 Index(+)                                10,000 10,557 11,030 11,371 12,319 12,650 14,856 15,969 16,427 18,718 19,335 19,135
Lehman Brothers Gov't/Corp. Bond Index(++)      10,000  9,766  9,812  9,985 10,890 10,202 10,573 10,943 11,294 11,466 11,765 11,775

                                  [LINE GRAPH]

Kemper Horizon 10+ Portfolio Class C

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class C shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                              12/29/95                  12/31/96         12/31/97               7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 10+ Portfolio Class C(1)         10,000 10,305 10,445 10,688 11,146 11,061 12,111 12,974 12,796 13,863 14,100 13,899
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp. Bond Index(1)     10,000 10,240 10,543 10,817 11,507 11,671 13,143 13,958 14,374 15,817 16,307 16,191
S&P 500 Index(+)                                10,000 10,557 11,030 11,371 12,319 12,650 14,856 15,969 16,427 18,718 19,335 19,135
Lehman Brothers Gov't/Corp. Bond Index(++)      10,000  9,766  9,812  9,985 10,890 10,202 10,573 10,943 11,294 11,466 11,765 11,775



* Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A Shares is 5.75%, for Class B Shares, the maximum contingent deferred sales charge is 4%. Class C Shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

(1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A Shares and the contingent deferred sales charge in effect at the end of the period for Class B Shares. Each portfolio is compared to the Standard & Poor's 500 Index (S&P 500), Lehman Brothers Gov't/Corp. Bond Index and a blend of the S&P 500 and the Lehman Brothers Gov't/Corp. Bond Index. Kemper Horizon 20+ Portfolio is compared with a blend of 80 percent S&P 500 and 20 percent Lehman Brothers Gov't/Corp. Kemper Horizon 10+ Portfolio is compared with a blend of 60 percent S&P 500 and 40 percent Lehman Brothers Gov't/Corp. Kemper Horizon 5 Portfolio is compared with a blend of 40 percent S&P 500 and 60 percent Lehman Brothers Gov't/Corp. In comparing Kemper Horizon Fund to the blended indices, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the indices.

+ The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++ The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

STATISTICS FOR HORIZON 10+

PORTFOLIO COMPOSITION*


------------------------------------------------------------------------------
HORIZON 10+                                      ON 7/31/98    ON 7/31/97
------------------------------------------------------------------------------
    COMMON STOCKS                                    58%           60%
------------------------------------------------------------------------------
    BONDS                                            40            39
------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                              2             1
------------------------------------------------------------------------------
                                                    100%          100%

                                                 [PIE CHART]   [PIE CHART]
                                                 ON 7/31/98    ON 7/31/97


LARGEST HOLDINGS

THE PORTFOLIO'S LARGEST EQUITY HOLDINGS*
REPRESENTING 6.1 PERCENT OF TOTAL NET ASSETS ON JULY 31, 1998

-------------------------------------------------------------------------------------------------
Holdings                                                                                  Percent
-------------------------------------------------------------------------------------------------

GENERAL ELECTRIC              Operates in major businesses including power generators,       1.4%
                              appliances, lighting, plastics, medical systems, aircraft
                              engines, financial services and broadcasting.
-------------------------------------------------------------------------------------------------
AEGON, N.V.                   Based in the Netherlands, AEGON offers a full range of life,   1.4%
                              accident, health and general insurance products and
                              associated financial services.
-------------------------------------------------------------------------------------------------

PHILIP MORRIS                 The largest cigarette maker in the U.S. Through its Miller     1.2%
                              Brewing subsidiary, it is also the country's second-largest brewer. The company is also a major branded food producer
                              through its Kraft Foods subsidiary.
-------------------------------------------------------------------------------------------------

UNITED BANK OF SWITZERLAND    Union Bank of Switzerland offers banking and financial         1.1%
(UBS)                         services in domestic and international markets, including
                              foreign currency and banknote dealing and money-market
                              investments.
-------------------------------------------------------------------------------------------------
VIAG, A.G.                    A Munich, Germany-based company with activities in gas,        1.0%
                              electricity, chemicals and packaging.
-------------------------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
KEMPER HORIZON 5 PORTFOLIO
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED JULY 31, 1998 (ADJUSTED FOR MAXIMUM SALES CHARGE)

                                                        1-YEAR   LIFE OF CLASS
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 5 PORTFOLIO CLASS A                   1.59%        8.35%      (since 12/29/95)
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 5 PORTFOLIO CLASS B                   4.27         9.19       (since 12/29/95)
-------------------------------------------------------------------------------------------------
    KEMPER HORIZON 5 PORTFOLIO CLASS C                   7.10        10.12       (since 12/29/95)
-------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]

Kemper Horizon 5 Portfolio Class A

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class A shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                   12/29/95                        12/31/96                         12/31/97                7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 5
Portfolio Class A(1)                10,000   9,657   9,779   9,980  10,313  10,221  10,959  11,569  11,532  12,232  12,396  12,308
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp.
  Bond Index(1)                     10,000  10,083  10,299  10,540  11,101  11,181  12,287  12,953  13,348  14,366  14,793  14,719
S&P 500 Index(+)                    10,000  10,557  11,030  11,371  12,319  12,650  14,856  15,969  16,427  18,718  19,335  19,135
Lehman Brothers Gov't/Corp.
  Bond Index(++)                    10,000   9,766   9,812   9,985  10,890  10,202  10,573  10,943  11,294  11,466  11,765  11,775

                                  [LINE GRAPH]

Kemper Horizon 5 Portfolio Class B

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                   12/29/95                               12/31/96                   12/31/97               7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 5
  Portfolio Class B(1)               10,000  10,236  10,346  10,538  10,870  10,753  11,509  12,129  12,081  12,796  12,948  12,557
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp.
  Bond Index(1)                      10,000  10,083  10,299  10,540  11,101  11,181  12,287  12,953  13,348  14,366  14,793  14,719
S&P 500 Index(+)                     10,000  10,557  11,030  11,371  12,319  12,650  14,856  15,969  16,427  18,718  19,335  19,135
Lehman Brothers Gov't/Corp.
  Bond Index(++)                     10,000   9,766   9,812   9,985  10,890  10,202  10,573  10,943  11,294  11,466  11,765  11,775

                                  [LINE GRAPH]

Kemper Horizon 5 Portfolio Class C

--------------------------------------------------------------------------------
Growth of an assumed $10,000 investment in
Class B shares from 12/29/95 to 7/31/98
--------------------------------------------------------------------------------

                                   12/29/95                          12/31/96                        12/31/97               7/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Kemper Horizon 5
  Portfolio Class C(1)               10,000  10,237  10,347  10,529  10,859  10,744  11,508  12,117  12,058  12,784  12,938  12,836
Combined S&P 500 Stock Index and
  Lehman Brothers Gov't/Corp.
  Bond Index(1)                      10,000  10,083  10,299  10,540  11,101  11,181  12,287  12,953  13,348  14,366  14,793  14,719
S&P 500 Index(+)                     10,000  10,557  11,030  11,371  12,319  12,650  14,856  15,969  16,427  18,718  19,335  19,135
Lehman Brothers Gov't/Corp.
  Bond Index(++)                     10,000   9,766   9,812   9,985  10,890  10,202  10,573  10,943  11,294  11,466  11,765  11,775


 * Average annual total return and total return measure net investment income and capital gain or loss from portfolio investments over the periods specified, assuming reinvestment of dividends and, where indicated, adjustment for the maximum sales charge. The maximum sales charge for Class A Shares is 5.75%, for Class B Shares, the maximum contingent deferred sales charge is 4%. Class C Shares have no sales adjustment, but redemptions within one year of purchase may be subject to a contingent deferred sales charge of 1%. Share classes invest in the same underlying portfolio. Average annual return reflects annualized change. During the periods noted, securities prices fluctuated. For additional information, see the Prospectus and Statement of Additional Information and the Financial Highlights at the end of this report.

 (1) Performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A Shares and the contingent deferred sales charge in effect at the end of the period for Class B Shares. Each portfolio is compared to the Standard & Poor's 500 Index (S&P 500), Lehman Brothers Gov't/Corp. Bond Index and a blend of the S&P 500 and the Lehman Brothers Gov't./Corp. Bond Index. Kemper Horizon 20+ Portfolio is compared with a blend of 80 percent S&P 500 and 20 percent Lehman Brothers Gov't/Corp. Kemper Horizon 10+ Portfolio is compared with a blend of 60 percent S&P 500 and 40 percent Lehman Brothers Gov't/Corp. Kemper Horizon 5 Portfolio is compared with a blend of 40 percent S&P 500 and 60 percent Lehman Brothers Gov't/ Corp. In comparing Kemper Horizon Fund to the blended indices, you should note that the fund's performance reflects the maximum sales charge, while no such charges are reflected in the performance of the indices.

 + The Standard & Poor's 500 Stock Index is an unmanaged index generally representative of the U.S. stock market. Source is Towers Data Systems.

++ The Lehman Brothers Government/ Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. Source is Towers Data Systems.

STATISTICS FOR HORIZON 5


PORTFOLIO COMPOSITION*

------------------------------------------------------------------------------
    HORIZON 5                                    ON 7/31/98    ON 7/31/97
------------------------------------------------------------------------------
    COMMON STOCKS                                    38%           40%
------------------------------------------------------------------------------
    BONDS                                            60            60
------------------------------------------------------------------------------
    CASH AND EQUIVALENTS                              2            --
------------------------------------------------------------------------------
                                                    100%          100%

                                                 [PIE CHART]   [PIE CHART]
                                                 ON 7/31/98    ON 7/31/97

LARGEST HOLDINGS

THE PORTFOLIO'S LARGEST EQUITY HOLDINGS*
REPRESENTING 3.5 PERCENT OF TOTAL NET ASSETS ON JULY 31, 1998

-------------------------------------------------------------------------------------------------
HOLDINGS                                                                                  PERCENT
-------------------------------------------------------------------------------------------------
AEGON, N.V.                   Based in the Netherlands, AEGON offers a full range of life,   0.9%
                              accident, health and general insurance products and
                              associated financial services.


-------------------------------------------------------------------------------------------------
UNITED BANK OF SWITZERLAND    Union Bank of Switzerland offers banking and financial         0.7%
(UBS)                         services in domestic and international markets, including
                              foreign currency and banknote dealing and money-market
                              investments.

-------------------------------------------------------------------------------------------------
CISCO SYSTEMS                 Largest, most comprehensive supplier of routing software and   0.7%
                              related systems that direct the flow of data between local area networks.

-------------------------------------------------------------------------------------------------
VIAG, A.G.                    A Munich, Germany-based company with activities in gas,        0.6%
                              electricity, chemicals and packaging.


-------------------------------------------------------------------------------------------------
PHILIP MORRIS                 The largest cigarette maker in the U.S. Through its Miller     0.6%
                              Brewing subsidiary, it is also the country's second-largest brewer. The company is also a major branded food producer
                              through its Kraft Foods subsidiary.
-------------------------------------------------------------------------------------------------

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIOS OF INVESTMENTS

KEMPER HORIZON FUND

HORIZON 20+, 10+ AND 5

PORTFOLIOS OF INVESTMENTS AT JULY 31, 1998
(DOLLARS IN THOUSANDS)

                                           --------------------------------------------------------------------------
                                                                      HORIZON 20+ PORTFOLIO
                                           --------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                         COUPON                PRINCIPAL
      U.S. GOVERNMENT OBLIGATIONS                     TYPE                RATE     MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. TREASURY                              Notes                         8.875%      1998       $   --      $    --
SECURITIES--19.3%, 37.1%
AND 54.9%
                                                                          9.125      1999           --           --

                                                                          8.875      1999          500          509

                                                                          8.00       1999        1,280        1,312

                                                                          7.75       1999           --           --

                                                                          7.50       1999          540          552

                                                                          8.875      2000           --           --

                                                                          8.75       2000           --           --

                                                                          8.50       2000        4,445        4,693

                                                                          7.75       2000           --           --

                                                                          6.75       2000           --           --

                                                                          5.50       2000        1,300        1,300

                                                                          8.00       2001        2,900        3,082

                                                                          6.625      2001        6,165        6,348

                                                                          6.50       2001        1,810        1,855

                                                                          6.25       2001          125          127

                                                                          5.375      2001          500          498

                                                                          7.875      2004          936        1,048
                                           --------------------------------------------------------------------------
                                                                                                             21,324
---------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED                            FHLMC                          6.50       2014          625          629
SECURITIES--1.5%, 3.0%                     GNMA                           6.50       2014          975          984
AND 4.9%
                                           --------------------------------------------------------------------------
                                                                                                              1,613
                                           --------------------------------------------------------------------------
                                           TOTAL U.S. GOVERNMENT
                                           OBLIGATIONS--20.8%, 40.1% AND 59.8%
                                           (Cost: $23,023, $44,947 and $33,245)                              22,937
                                           --------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
           COMMON STOCKS                                                                        SHARES       VALUE
---------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRIES--4.1%,               AK Steel Holding Corp.                                     1,000           16
3.4% AND 2.4%                         AMCOL International                                        3,300           43
                                      America West Holdings Corp.                                2,200           53
                                   (a)Broadcast.Com Inc.                                           800           44
                                      Broadcom Corp.                                             1,100           69
                                   (a)Buckeye Technologies, Inc.                                 1,000           23
                                   (a)Carrier Access Corp.                                         600           10
                                      Ciba Specialty Chemicals, A.G.                             3,700          431
                                      Crown Cork & Seal Co.                                      2,200           90
                                      Dow Chemical Co.                                           4,100          372
                                      Eastman Chemical Co.                                       1,600           91
                                      Georgia-Pacific Corp.                                      1,500           77
                                      Global Industrial Technologies, Inc.                       2,600           35
                                   (a)Lone Star Technologies                                     1,700           21
                                      Louisiana-Pacific Corp.                                   14,600          291
                                   (a)Lydall, Inc.                                               1,900           27
                                      Nucor Corp.                                                3,000          131
                                      Pitney Bowes, Inc.                                         1,900           96
                                      Rentokil Initial, PLC                                     90,204          576

PORTFOLIOS OF INVESTMENTS

-----------------------------  -------------------------
    HORIZON 10+ PORTFOLIO          HORIZON 5 PORTFOLIO
-----------------------------  -------------------------
--------------------------------------------------------
     PRINCIPAL                   PRINCIPAL
      AMOUNT      VALUE           AMOUNT      VALUE
--------------------------------------------------------
      $    --    $     --        $    770    $   777
        2,450       2,517           1,270      1,305
           --          --              --         --
        3,050       3,125           1,760      1,804
           --          --             300        308
           --          --             440        450
        4,300       4,542           4,607      4,866
          500         530              --         --
        5,070       5,338           1,500      1,565
          100         103              --         --
           --          --             250        255
          700         700              --         --
        8,715       9,262           4,690      4,985
        6,667       6,865           7,220      7,434
        3,745       3,838           3,420      3,505
           --          --              --         --
          700         698              --         --
        3,518       3,941           2,785      3,120
--------------------------------------------------------
                   41,459                     30,374
--------------------------------------------------------
        1,234       1,242             663        667
        2,025       2,043           2,000      2,018
--------------------------------------------------------
                    3,285                      2,685
--------------------------------------------------------
                   44,744                     33,059
--------------------------------------------------------

--------------------------------------------------------
     NUMBER OF                  NUMBER OF
      SHARES      VALUE          SHARES      VALUE
--------------------------------------------------------
          700         11             300          5
        2,550         33             900         12
        1,700         41             600         14
          700         38             200         11
          900         56             300         19
          800         18             400          9
          500          8             200          3
        7,400        861           2,400        279
        1,900         78             700         29
        2,800        254             800         73
        1,500         85             400         23
        1,000         51              --         --
        1,900         26             700          9
        1,400         18             600          8
       12,200        243           3,800         76
        1,500         21             600          9
        2,000         87           1,200         52
        1,600         81             500         25
       50,098        320          19,910        127

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                  ------------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
                                                                                  ------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                   SHARES                     VALUE
----------------------------------------------------------------------------------------------------------------------
                                    Rowan Cos.                                     22,000                     $  311
                                 (a)Shaw Group                                      1,200                         25
                                    Smith International                             2,500                         65
                                    Sonoco Products Co.                            11,000                        322
                                    Technip, S.A.                                   2,627                        322
                                    Timber Co.                                     12,000                        269
                                    Toray Industries                               36,000                        174
                                    Union Camp Corp.                                3,500                        149
                                 (a)Waste Management, Inc.                          6,010                        331
                                 (a)Wyman-Gordon Co.                                1,900                         31
                                    ----------------------------------------------------------------------------------
                                                                                                               4,495
----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS--6.8%,                Ball Corp.                                      1,400                         61
5.6% AND 3.4%                       Birmingham Steel Corp.                          2,900                         30
                                    Blount International, "A"                       1,400                         37
                                    Briggs & Stratton Corp.                           700                         23
                                    Carpenter Technology Corp.                      1,600                         69
                                 (a)Casella Waste System, Inc.                      5,400                        159
                                 (a)Cooper Cameron Corp.                           10,000                        351
                                 (a)Cunningham Graphics International Inc.          9,500                        176
                                    Elcor Corp.                                     1,650                         38
                                    Emerson Electric Co.                            2,500                        149
                                    General Electric Co.                           19,300                      1,724
                                 (a)Hawk Corp.                                      6,300                        108
                                    Intermet Corp.                                  3,900                         76
                                    Mannesmann, A.G.                                7,970                        849
                                    Minnesota Mining & Manufacturing                3,900                        292
                                 (a)Mueller Industries, Inc.                          800                         27
                                    Murata Manufacturing                            5,000                        170
                                 (a)Philips Electronics, N.V.                       6,000                        490
                                    Quanex Corp.                                    1,600                         44
                                    Raytheon Co.                                    4,500                        249
                                    Robbins & Meyers, Inc.                            800                         23
                                    Sony Corp.                                      3,800                        323
                                    Stewart & Stevenson Services                    2,300                         39
                                    Trinity Industries                              1,000                         40
                                 (a)U.S. Filter Corp.                              15,900                        429
                                    VIAG, A.G.                                        780                        554
                                    Watts Industries, Inc.                          1,800                         36
                                    Xerox Corp.                                     8,500                        897
                                    ----------------------------------------------------------------------------------
                                                                                                               7,463
----------------------------------------------------------------------------------------------------------------------
CONSUMER                            Albany International Corp.                        803                         16
CYCLICALS--9.4%,                    American Greetings Corp.                       13,700                        633
6.3% AND 4.2%                       Apogee Enterprises, Inc.                        1,900                         25
                                 (a)AutoZone, Inc.                                  8,000                        274
                                 (a)BJ's Wholesale Club                             1,000                         37
                                    Borg-Warner Automotive, Inc.                      800                         38
                                 (a)Bright Horizons Children's Center, Inc.        12,882                        311
                                    Brown Group, Inc.                               2,200                         35
                                    Bush Industries                                   700                         15
                                 (a)Career Education Corp.                          5,400                        134
                                 (a)Carmike Cinemas                                   500                         13
                                    Carnival Corp.                                 16,000                        591
                                    Carrefour, S.A.                                   486                        305
                                    Cinar Films, Inc.                               9,100                        205
                                    Circle K Japan Co., Ltd.                        4,800                        161

PORTFOLIOS OF INVESTMENTS

------------------------------------------    ------------------------------------------
           HORIZON 10+ PORTFOLIO                       HORIZON 5 PORTFOLIO
------------------------------------------    ------------------------------------------
----------------------------------------------------------------------------------------
            NUMBER OF                                 NUMBER OF
             SHARES     VALUE                          SHARES     VALUE
----------------------------------------------------------------------------------------
               11,000   $  155                            8,500   $  120
                  900       19                              400        8
                3,500       91                            2,000       52
               10,450      306                            3,630      106
                1,567      192                              469       57
               11,000      247                            4,500      101
               19,000       92                            8,000       39
                3,100      131                              900       38
                4,977      274                               --       --
                1,400       23                              600       10
----------------------------------------------------------------------------------------
                         3,860                                     1,314
----------------------------------------------------------------------------------------
                1,100       48                              500       22
                2,200       23                              900        9
                1,200       32                              400       11
                  500       17                              200        7
                1,200       52                              400       17
                4,900      144                            1,700       50
                3,500      123                            2,500       88
                4,200       78                            2,900       54
                1,300       30                              550       13
                   --       --                               --       --
               17,600    1,572                            3,500      313
                2,100       36                            2,500       43
                2,900       56                            1,300       25
                5,910      630                            1,270      135
                3,300      247                            1,000       75
                  600       21                              200        7
                6,100      208                            1,000       34
                3,500      286                               --       --
                1,200       33                              500       14
                4,000      221                            1,400       77
                  500       14                              300        9
                2,600      221                            1,000       85
                1,600       27                              600       10
                  800       32                              300       12
               11,700      316                            3,700      100
                1,600    1,136                              500      355
                1,400       28                              600       12
                6,000      633                            2,700      285
----------------------------------------------------------------------------------------
                         6,264                                     1,862
----------------------------------------------------------------------------------------
                  502       10                              201        4
                8,600      397                            2,700      125
                1,300       17                              500        6
                7,000      240                               --       --
                  800       30                              300       11
                  600       28                              200        9
                4,946      119                            2,876       69
                1,700       27                              600       10
                  500       11                              300        7
                3,800       95                              400       10
                  400       10                              200        5
                8,000      296                            4,000      148
                  363      228                               98       61
                8,000      180                            3,800       85
                1,600       54                              700       23

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                  --------------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
                                                                                  --------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                   SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
                                 (a)Columbia Sportswear Co.                         2,400                   $     46
                                 (a)Consolidated Graphics, Inc.                     6,700                        394
                                    Consolidated Stores Corp.                       4,390                        148
                                    Dillard Department Stores                      12,000                        412
                                 (a)Education Management Corp.                      5,800                        215
                                    Family Dollar Stores, Inc.                     30,000                        544
                                    First Brands Corp.                              1,500                         35
                                    Flowserve Corp.                                 1,327                         29
                                    Four Seasons Hotels, Inc.                       8,800                        266
                                 (a)Friedman's, Inc.                                2,200                         26
                                    Haggar Apparel Co.                              2,800                         32
                                 (a)Hearst-Argyle Television, Inc.                  9,100                        313
                                    Heilig-Meyers                                   2,800                         37
                                    Home Depot                                         --                         --
                                    Hudson's Bay Co.                               29,600                        597
                                    International Flavors & Fragrances, Inc.        2,000                         84
                                    Kimberly-Clark de Mexico, S.A. de C.V.         70,800                        217
                                    May Department Stores Co.                       4,000                        257
                                 (a)Men's Wearhouse                                 7,200                        228
                                    Mississippi Chemical Corp.                      1,200                         19
                                 (a)Neiman-Marcus Group                             5,700                        188
                                    NIKE                                            7,100                        316
                                 (a)Nine West Group                                20,000                        446
                                 (a)Outdoor Systems, Inc.                          10,293                        262
                                 (a)Pacific Sunwear of California                   3,750                        111
                                 (a)Preview Travel, Inc.                            7,200                        157
                                    Springs Industries, Inc.                          800                         31
                                 (a)Sylvan Learning Systems, Inc.                  10,850                        308
                                 (a)Tommy Hilfiger Corp.                           10,000                        561
                                 (a)Trammell Crow Co.                               7,300                        209
                                    Wal-Mart Stores, Inc.                           8,000                        505
                                    Walt Disney Co.                                13,500                        465
                                    V.F. Corp.                                      1,800                         85
                                 (a)Valassis Communications                           700                         27
                                    ------------------------------------------------------------------------------------
                                                                                                              10,363
------------------------------------------------------------------------------------------------------------------------
CONSUMER DURABLES--1.5%,            BBA Group, PLC                                 34,000                        249
1.1% AND 1.0%                       Fleetwood Enterprises, Inc.                     1,100                         39
                                    Ford Motor Co.                                  7,500                        427
                                    Harman International Industries                   800                         31
                                    Honda Motor Co., Ltd.                           3,100                        116
                                    Magna International, Inc., "A"                  2,800                        191
                                    Stewart Enterprises, Inc.                       9,200                        209
                                    Superior Industries International, Inc.         1,100                         31
                                 (a)Tower Automotive, Inc.                             --                         --
                                    Tyco International Ltd.                         6,000                        372
                                    ------------------------------------------------------------------------------------
                                                                                                               1,665
------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%,          (a)American Italian Pasta Co.                      3,200                        110
7.1% AND 3.7%                       Applebee's International                        1,200                         27
                                    Avon Products                                   7,500                        649
                                    Coca Cola Co.                                   4,000                        323
                                    ConAgra                                        17,000                        440
                                    Deluxe Corp.                                       --                         --
                                    DIMON, Inc.                                     1,600                         17
                                    Dole Food Company, Inc.                            --                         --
                                 (a)Emmis Broadcasting Corp.                        6,000                        257

PORTFOLIOS OF INVESTMENTS

-------------------------------------            ------------------------------
          HORIZON 10+ PORTFOLIO                       HORIZON 5 PORTFOLIO
-------------------------------------            ------------------------------
-------------------------------------------------------------------------------
            NUMBER OF                                NUMBER OF
             SHARES    VALUE                          SHARES    VALUE
-------------------------------------------------------------------------------
                1,800  $   35                              700  $   13
                4,600     270                            1,800     106
                3,281     110                              983      33
                9,000     309                            4,000     137
                2,300      85                            1,600      59
                   --      --                            5,000      91
                1,100      26                              500      12
                1,018      22                              478      10
                7,500     227                            2,800      85
                1,600      19                              600       7
                2,000      23                            1,000      11
                4,400     151                            1,800      62
                2,100      27                              900      12
               10,600     444                            1,400      59
               13,400     270                            5,250     106
                1,500      63                              500      21
               48,000     147                           29,200      89
                4,000     257                              900      58
                5,400     171                               --      --
                1,000      16                              400       7
                6,400     211                            1,900      63
                9,000     401                               --      --
               17,000     379                            5,000     112
               16,893     431                            5,775     147
                2,550      75                               --      --
                4,100      89                              700      15
                  600      23                              200       8
                8,900     253                            4,150     118
                6,400     359                            1,800     101
                3,600     103                            2,100      60
                   --      --                               --      --
                7,800     269                            3,600     124
                1,400      66                              400      19
                  600      23                              300      11
-------------------------------------------------------------------------------
                        7,096                                    2,329
-------------------------------------------------------------------------------
               23,900     175                            7,800      57
                  800      29                              300      11
                8,000     456                            2,800     159
                  700      28                              300      12
                2,200      82                            1,000      37
                   --      --                              750      51
                2,700      61                            1,800      41
                   --      --                            1,900      53
                5,400     124                            1,600      37
                4,000     248                            2,000     124
-------------------------------------------------------------------------------
                        1,203                                      582
-------------------------------------------------------------------------------
                2,300      79                              800      28
                  900      20                              500      11
                4,000     346                            2,000     173
                5,000     403                            2,000     161
               12,000     310                               --      --
                8,500     290                            1,500      51
                1,200      13                              400       4
                5,000     236                               --      --
                3,000     128                            2,100      90

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                  --------------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
                                                                                  --------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                   SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------
                                    Femsa "B" Fomento Economico Mexicano, S.A.     192,400                    $  603
                                    Koninklijke Ahold, N.V.                         19,150                       590
                                 (a)Lone Star Steakhouse & Saloon                    1,700                        19
                                 (a)MSC Industrial Direct                            7,000                       209
                                    McDonald's Corp.                                10,400                       695
                                    NBTY, Inc.                                       9,500                       157
                                    Newell Co.                                      14,200                       731
                                    Ocular Sciences, Inc.                            7,300                       216
                                    PepsiCo                                          8,800                       342
                                 (a)Performance Food Group Co.                       1,800                        38
                                    Philip Morris Cos.                              36,450                     1,597
                                    Procter & Gamble Co.                             7,000                       556
                                    Swisher International Group, Inc.                1,700                        11
                                    UST, Inc.                                       24,000                       648
                                    Unilever, N.V., ADR                              3,600                       250
                                    Universal Corp.                                 19,000                       661
                                    Wendy's International, Inc.                      8,700                       194
                                 (a)Whole Foods Market                               3,800                       206
                                    ------------------------------------------------------------------------------------
                                                                                                               9,546
------------------------------------------------------------------------------------------------------------------------
ENERGY--3.5%,                       AMOCO Corp.                                      7,000                       292
2.6% AND 2.0%                       Atlantic Richfield Co.                           4,700                       318
                                    Atmos Energy Corp.                               1,500                        44
                                 (a)Basin Exploration                                1,400                        20
                                    British Petroleum                               27,686                       368
                                    Chevron Corp.                                    3,000                       248
                                 (a)Chieftain International, Inc.                    2,000                        36
                                    Cross Timbers Oil                                1,200                        18
                                    Elf Aquitaine                                    5,941                       771
                                    Exxon Corp.                                      5,000                       351
                                    Giant Industries                                 3,400                        55
                                    KCS Energy                                       2,900                        20
                                 (a)Nuevo Energy Co.                                 1,100                        27
                                    Petro-Canada                                    16,715                       241
                                    Praxair, Inc.                                    3,000                       148
                                    Questar Corp.                                    6,000                       112
                                    Repsol, S.A.                                     5,300                       288
                                    Royal Dutch Petroleum Co.                        6,104                       312
                                 (a)Seitel, Inc.                                     2,000                        27
                                    TNP Enterprises, Inc.                              700                        22
                                 (a)Tesoro Petroleum Corp.                           3,200                        51
                                    Texaco, Inc.                                     1,600                        97
                                 (a)Triton Energy Corp.                                500                         9
                                 (a)USEC Inc.                                        1,800                        26
                                    ------------------------------------------------------------------------------------
                                                                                                               3,901
------------------------------------------------------------------------------------------------------------------------
FINANCE--17.6%,                     ADVANTA Corp.                                       --                        --
13.4% AND 9.8%                      AEGON, N.V.                                      8,200                       755
                                    AXA-UAP, S.A.                                    5,100                       699
                                    Ambac Financial Group, Inc.                      8,000                       466
                                    American General Corp.                           2,400                       164
                                    AmerUS Life Holdings, Inc.                       6,300                       196
                                    Apartment Investment & Mgt. Co.                    608                        23
                                    Associated Banc Corp.                            1,816                        69
                                    Associates First Capital Corp.                   1,965                       153

PORTFOLIOS OF INVESTMENTS

-------------------------------------            ------------------------------
          HORIZON 10+ PORTFOLIO                       HORIZON 5 PORTFOLIO
-------------------------------------            ------------------------------
-------------------------------------------------------------------------------
            NUMBER OF                                NUMBER OF
             SHARES    VALUE                          SHARES    VALUE
-------------------------------------------------------------------------------
               70,000   $  219                           20,800   $   65
               11,041      340                            3,374      104
                1,300       15                              500        6
               10,200      305                            1,200       36
                7,000      468                            2,000      134
               10,000      166                            4,700       78
                9,200      474                            2,700      139
                5,400      160                            1,200       36
               17,000      660                            3,500      136
                1,300       27                              600       13
               31,150    1,365                            7,950      348
                7,000      556                               --       --
                1,300        8                              500        3
               13,500      365                            6,100      165
                2,400      167                              800       56
               12,000      418                            4,000      139
                7,000      156                            2,400       54
                3,200      174                              800       43
-------------------------------------------------------------------------------
                         7,868                                     2,073
-------------------------------------------------------------------------------
                5,400      225                            1,800       75
                4,500      305                            1,400       95
                1,200       35                              400       12
                1,000       14                              400        6
               22,212      295                            7,145       95
                3,000      248                            1,000       83
                1,500       27                              800       14
                  900       14                              300        5
                2,656      344                            1,751      227
                4,000      281                            1,200       84
                2,500       41                              700       11
                2,200       15                            1,000        7
                  900       22                              300        7
               16,280      235                            5,430       78
                2,500      123                            1,000       49
                5,000       93                            1,400       26
                3,780      206                            1,230       67
                4,296      219                            1,350       69
                1,600       22                              600        8
                  600       19                              200        6
                2,400       38                            1,100       18
                1,200       73                              400       24
                  400        7                              100        2
                1,400       20                              600        9
-------------------------------------------------------------------------------
                         2,921                                     1,077
-------------------------------------------------------------------------------
                  543        8                               --       --
               16,600    1,528                            5,300      488
                3,800      521                            1,720      236
                   --       --                            2,000      116
                2,600      178                               --       --
                4,100      128                            3,800      119
                  497       19                              165        6
                1,386       53                              501       19
                2,096      163                              733       57

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

                                                                                  -----------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
                                                                                  -----------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                                                                   SHARES                     VALUE
---------------------------------------------------------------------------------------------------------------------
                                    BB&T Corp.                                      8,000                     $  562
                                    Banc One Corp.                                  2,749                        142
                                    Banco Bilbao Vizcaya, S.A.                     35,748                        675
                                    Banco Popular Espanol                           4,498                        361
                                    BankAmerica Corp.                               2,400                        215
                                    Bank of Ireland                                20,661                        419
                                    Bank of New York Co.                            1,700                        109
                                    Bankers Trust New York Corp.                    2,000                        224
                                    Bear Stearns Cos.                               6,000                        337
                                 (a)CBT Group, PLC                                  5,800                        336
                                    CITIC Pacific, Ltd.                            54,000                         87
                                    Chartwell Re Corp.                                700                         20
                                    Chase Manhattan Corp.                           3,200                        242
                                    Commercial Federal Corp.                        9,700                        273
                                    Compass Bancshares                                900                         37
                                    Crestar Financial Corp.                         1,400                         95
                                    Cullen Frost Bankers                            1,000                         53
                                    Del Webb Corp.                                  3,100                         77
                                    Federal Home Loan Mortgage Corp.               17,900                        846
                                    Federal National Mortgage Association          20,000                      1,240
                                 (a)Financial Federal Corp.                        11,500                        285
                                    First Union Corp.                               5,520                        332
                                    Fleet Financial Group, Inc.                     1,500                        129
                                    Fremont General Corp.                             800                         46
                                    General Re Corp.                                1,500                        355
                                    H.F. Ahmanson & Co.                             6,300                        416
                                    HSBC Holdings, PLC                              9,778                        239
                                    Hartford Financial Services                    10,000                        521
                                    Hibernia Corp.                                 22,500                        425
                                    ING Groep, N.V.                                11,035                        835
                                    Imperial Credit Commercial Mortgage
                                      Investment                                    2,400                         26
                                    Imperial Credit Industries                      2,100                         44
                                    Jefferson-Pilot Corp.                           4,350                        245
                                    Kansas City Southern Industries                 3,900                        192
                                    KeyCorp                                         2,600                         88
                                    LandAmerica Financial Group, Inc.               1,100                         60
                                    LaSalle Partners                                3,400                        134
                                    Long Island Bancorp, Inc.                       1,600                         92
                                    MGIC Investment Corp.                           7,800                        418
                                    Mercantile Bancorp, Inc.                          576                         31
                                    Merrill Lynch & Co.                             5,600                        546
                                    Morgan Stanley, Dean Witter, Discover & Co.     8,000                        696
                                    NationsBank Corp.                              13,475                      1,075
                                    Norwest Corp.                                   2,400                         86
                                    PNC Bank Corp., N.A.                            3,000                        162
                                    Philips International Realty Corp.              1,200                         20
                                    Protective Life Insurance Co.                   8,500                        329
                                    Redwood Trust                                   1,300                         20
                                    Reliance Group Holdings, Inc.                   2,200                         38
                                    Resource Bancshares Mortgage Group              2,520                         49
                                    Safeco Corp.                                    7,100                        320
                                    Southern Pacific Funding Corp.                  2,300                         35
                                    Texas Regional Bankshares                       4,300                        125
                                    Travelers Group                                 7,000                        469

PORTFOLIOS OF INVESTMENTS

--------------------------------------          -------------------------------
         HORIZON 10+ PORTFOLIO                         HORIZON 5 PORTFOLIO
--------------------------------------          -------------------------------
-------------------------------------------------------------------------------
            NUMBER OF                                   NUMBER OF
             SHARES      VALUE                           SHARES      VALUE
-------------------------------------------------------------------------------
               3,500    $    246                           2,100    $   148
               1,831          95                             750         39
              26,592         502                           9,717        183
               3,800         305                             980         79
               1,800         161                             600         54
              14,574         296                           6,544        133
               1,200          77                             500         32
                 900         101                             400         45
               7,400         416                           2,100        118
               1,400          81                           1,500         87
              32,000          52                          11,000         18
                 500          14                             200          6
               3,000         227                             800         60
               6,725         189                           3,800        107
                 650          27                             300         12
               1,000          68                             400         27
                 800          43                             300         16
               2,200          55                             900         22
              14,200         671                           4,500        213
              16,000         992                           5,300        329
              11,900         295                           3,550         88
               4,600         277                           1,790        108
               1,200         103                             400         34
                 700          40                             200         11
                  --          --                              --         --
               5,300         350                           1,700        112
              11,131         272                           2,642         64
                  --          --                           2,000        104
              11,500         217                           7,500        142
               6,419         486                           3,156        239

               1,800          20                             700          8
               1,600          33                             500         10
               6,000         338                           1,800        101
               3,900         192                              --         --
               3,400         116                             800         27
                 800          44                             300         16
               2,800         110                           1,400         55
               1,200          69                             500         29
               6,000         322                           2,000        107
                 672          37                             151          8
               3,100         302                             800         78
               4,200         366                           1,300        113
               7,962         635                           2,712        216
               2,600          93                             600         22
               2,100         113                             900         48
                 900          15                             400          7
               5,200         201                           3,000        116
               1,000          15                             500          8
               1,700          29                             700         12
               1,890          37                             735         14
               2,000          90                              --         --
               1,800          27                             800         12
               3,900         113                             800         23
               8,500         570                           1,500        101

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                                  SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------------
                                       UBS                                         1,960                     $   851
                                    (a)UniCapital Corp.                            8,300                         161
                                       United Companies Financial Corp.            1,500                          26
                                    (a)United Panam Financial Corp.                6,300                          63
                                       Vedior, N.V.                                8,515                         269
                                       W.R. Berkley Corp.                            400                          13
                                       Webster Financial Corp.                     1,600                          49
                                       Wells Fargo & Co.                             400                         142
                                       Winston Hotels                              1,500                          17
                                    --------------------------------------------------------------------------------
                                                                                                              19,349
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.0%,                     Abbott Laboratories                        13,490                         561
8.2% AND 4.9%
                                    (a)ALZA Corp.                                 23,000                         894
                                       American Home Products Corp.               11,000                         566
                                       Astra, A.B., ADR                           29,800                         570
                                       Bristol-Myers Squibb Co.                    3,500                         399
                                    (a)British Biotech, PLC                       39,870                          23
                                       C.R. Bard                                   5,000                         203
                                       CVS Corp.                                   5,440                         223
                                    (a)CONMED Corp.                                2,200                          52
                                       Eli Lilly & Co.                             3,000                         202
                                    (a)Envoy Corp.                                 3,500                         131
                                    (a)First Health Group Corp.                   15,400                         379
                                    (a)Genesis Health Ventures                       800                          13
                                       Glaxo Wellcome, PLC                        15,635                         483
                                    (a)Hanger Orthopedic Group, Inc.              21,200                         360
                                    (a)Hologic, Inc.                               2,000                          33
                                       Integrated Health Services                    600                          19
                                       Johnson & Johnson                           4,000                         309
                                       McKesson Corp.                                 --                          --
                                       Merck & Co.                                 4,900                         604
                                       Novartis                                      222                         375
                                       Omnicare, Inc.                              4,400                         174
                                       Pfizer, Inc.                                   --                          --
                                    (a)Province Healthcare Co.                    10,300                         286
                                       Renal Care Group Inc.                       1,700                          70
                                       Roche Holding, A.G.                           320                         344
                                    (a)Safeskin Corp.                              9,400                         353
                                       Scherer, R.P.                               4,500                         409
                                       Schering-Plough Corp.                       3,500                         339
                                       Stryker Corp.                              13,000                         565
                                    (a)Tenet Healthcare Corp.                         --                          --
                                       United Healthcare Corp.                     7,600                         429
                                    (a)Xomed Surgical Products, Inc.               6,000                         207
                                       Zeneca Group, PLC                           7,700                         293
                                    --------------------------------------------------------------------------------
                                                                                                               9,868
--------------------------------------------------------------------------------------------------------------------
TECHNOLOGY--13.1%,                     AMP, Inc.                                   9,300                         273
7.7% AND 5.3%                       (a)AirTouch Communications                        --                          --
                                    (a)Altron, Inc.                                  300                           4
                                    (a)American Tower Corp.                       14,700                         353
                                    (a)Applied Materials, Inc.                    18,100                         606
                                    (a)Bay Networks                               19,000                         654
                                       Belden, Inc.                                1,200                          32
                                    (a)Benchmark Electronics                       1,400                          28
                                       Breed Technologies, Inc.                      800                          12
                                    (a)Burr Brown Corp.                            1,500                          29
                                    (a)Cambridge Technology Partners               6,100                         258
                                       Canon, Inc.                                 4,000                          91


PORTFOLIOS OF INVESTMENTS


------------------------------------------------------------------------
             HORIZON 10+ PORTFOLIO                   HORIZON 5 PORTFOLIO
------------------------------------------------------------------------
            NUMBER OF                                 NUMBER OF
             SHARES     VALUE                          SHARES     VALUE
------------------------------------------------------------------------
                2,800  $ 1,215                              900   $  391
                7,500      145                            3,300       64
                1,100       19                              500        9
                5,000       50                            2,100       21
                7,702      243                            2,909       92
                  300       10                              100        3
                1,200       36                              400       12
                  400      142                              100       36
                1,100       12                              500        6
------------------------------------------------------------------------
                        15,015                                     5,436
------------------------------------------------------------------------
                9,600      399                            3,800      158
               13,000      505                            4,000      155
                4,200      216                            3,000      155
               19,166      366                            5,720      109
                5,500      627                            1,900      216
               34,762       20                            8,700        5
                8,000      324                            2,700      109
                4,294      176                            1,336       55
                1,700       40                              600       14
                4,000      269                            1,200       81
                3,100      116                               --       --
               11,200      276                            5,000      123
                  600       10                              300        5
               12,001      371                            4,182      129
               20,600      350                            7,800      133
                1,500       25                              600       10
                  500       16                              300        9
                2,350      182                              750       58
                4,500      363                            1,500      121
                3,000      370                            1,500      185
                  150      253                               66      111
                5,800      229                            1,000       40
                5,000      550                            1,500      165
               17,000      472                            4,600      128
                   --       --                              700       29
                  230      248                               80       86
                6,200      233                            2,000       75
                3,000      273                               --       --
                5,000      484                               --       --
               10,000      434                               --       --
                8,500      254                               --       --
                6,700      379                            2,200      124
                5,000      173                            1,000       35
                3,190      121                            1,870       71
------------------------------------------------------------------------
                         9,124                                     2,694
------------------------------------------------------------------------
                7,700      226                            2,400       70
                6,000      353                               --       --
                  200        2                              100        1
               12,400      298                            6,100      146
                8,500      285                            4,600      154
                5,000      172                               --       --
                  900       24                              400       11
                1,200       24                              400        8
                  600        9                              300        4
                1,200       23                              450        9
                1,400       59                            1,500       64
                6,000      137                            1,000       23

PORTFOLIOS OF INVESTMENTS


(DOLLARS IN THOUSANDS)

--------------------------------------------------------------------------------------------------------------------
                                                                                          HORIZON 20+ PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                                  SHARES                      VALUE
--------------------------------------------------------------------------------------------------------------------
                                 (a)Cisco Systems                                  15,150                    $ 1,451
                                    Compaq Computer Corp.                          25,600                        842
                                    Computer Associates International              10,000                        332
                                 (a)Computer Sciences Corp.                        12,800                        819
                                    Cyberian Outpost Inc.                             300                          6
                                    Diebold                                         7,600                        192
                                 (a)Doubleclick Inc.                                3,300                        145
                                 (a)EXAR Corp.                                        800                         14
                                    Fuji Photo Film Co., Ltd.                       7,000                        258
                                    General Cable Corp.                             1,500                         43
                                    Getronics                                       6,800                        378
                                 (a)HMT Technology Corp.                            2,200                         20
                                    Hewlett-Packard Co.                             4,300                        239
                                    Hutchinson Technology                           1,000                         22
                                 (a)ITT Educational Services                       11,500                        364
                                    Intel Corp.                                    14,100                      1,191
                                 (a)KLA-Tenor Corp.                                    --                         --
                                    Keane, Inc.                                     4,800                        259
                                 (a)Learning Co.                                    1,700                         45
                                    Linear Technology Corp.                         8,100                        484
                                 (a)MasTec, Inc.                                    1,000                         24
                                 (a)National Semiconductor Corp.                   44,000                        542
                                    Pittway Corp.                                   7,100                        501
                                 (a)Quantum Corp.                                  25,400                        444
                                    Reynolds & Reynolds Co.                        24,500                        412
                                    Scientific-Atlanta                                100                          2
                                 (a)Segue Software, Inc.                            4,300                         69
                                 (a)Sun Microsystems                               20,400                        964
                                 (a)Tech-Sym Corp.                                  1,800                         51
                                    Telecom Italia, S.p.A.                         76,430                        660
                                 (a)Teradyne, Inc.                                 20,500                        470
                                 (a)3Com Corp.                                     13,500                        334
                                 (a)Western Digital Corp.                          44,000                        490
                                    --------------------------------------------------------------------------------
                                                                                                              14,407
--------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--.2%,                Airborne Freight Corp.                            800                         19
 .2% AND .1%                         FDX Corporate Holding Co.                       2,400                        146
                                    Myers Industries                                2,510                         59
                                    Teekay Shipping                                   600                         13
                                 (a)Wisconsin Central Transportation Corp.          1,100                         23
                                    --------------------------------------------------------------------------------
                                                                                                                 260
--------------------------------------------------------------------------------------------------------------------
UTILITIES--3.6%,                    GTE Corp.                                       5,500                        299
2.1% AND 1.4%                    (a)Jones Intercable, Inc.                          4,100                        110
                                 (a)McLeod USA, Inc.                                3,700                        138
                                    Telebras, S.A.                                  4,800                        581
                                    Telecom Italia Mobile                          85,579                        571
                                    Telefonica de Espana, S.A.                     17,385                        848
                                 (a)WorldCom, Inc.                                 26,500                      1,401
                                    --------------------------------------------------------------------------------
                                                                                                               3,948
                                    --------------------------------------------------------------------------------
                                    TOTAL COMMON STOCKS--77.5%,
                                    57.7% AND 38.2%
                                    (Cost: $69,918, $51,646 and $17,194)                                      85,265
                                    --------------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS


------------------------------------------------------------------------
           HORIZON 10+ PORTFOLIO                     HORIZON 5 PORTFOLIO
------------------------------------------------------------------------
            NUMBER OF                                 NUMBER OF
             SHARES     VALUE                          SHARES     VALUE
------------------------------------------------------------------------
                9,975   $  955                            3,900   $  373
               18,700      615                            5,800      191
                7,500      249                            2,500       83
                6,600      422                               --       --
                  300        6                              100        2
                6,300      159                            2,000       50
                2,800      123                              700       31
                  700       13                              300        5
                3,400      126                            2,000       74
                1,200       35                              450       13
                4,800      267                            1,575       88
                1,700       15                              800        7
                3,600      200                            1,400       78
                  700       15                              300        6
               10,000      316                            3,300      104
                9,800      827                            3,200      270
                1,100       33                               --       --
                1,600       86                               --       --
                1,300       35                              500       13
                5,900      353                            2,200      132
                  800       19                              300        7
               30,000      369                           12,000      148
                4,000      282                            1,900      134
               17,200      301                            5,400       95
                   --       --                               --       --
                  100        2                              100        2
                   --       --                            1,800       29
               10,000      473                            3,700      175
                1,300       37                              500       14
               23,100      199                           10,980       95
               11,000      252                            3,500       80
                7,900      196                               --       --
                   --       --                           12,000      133
------------------------------------------------------------------------
                         8,592                                     2,922
------------------------------------------------------------------------
                  600       14                              200        5
                2,000      121                              600       36
                1,950       46                              880       21
                  500       11                              200        4
                  800       16                              400        8
------------------------------------------------------------------------
                           208                                        74
------------------------------------------------------------------------
                5,000      272                            2,000      109
                3,000       81                            1,200       32
                5,000      187                              875       33
                   --       --                               --       --
               63,229      422                           18,282      122
               10,700      522                            3,090      151
               15,300      809                            6,500      344
------------------------------------------------------------------------
                         2,293                                       791
------------------------------------------------------------------------
                        64,444                                    21,154
------------------------------------------------------------------------

PORTFOLIOS OF INVESTMENTS

(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------
                                                                                           HORIZON 20+ PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                                                                                   AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------------------
MONEY MARKET                        Yield 5.04% to 5.56%
INSTRUMENTS--1.0% AND .9%           Due--August through November 1998
                                    (Cost: $1,059 and $1,000)                       $1,060                    $  1,059
                                    ----------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS--99.3%,
                                    98.7% AND 98.0%
                                    (Cost: $94,000, $97,593 and $50,439)                                       109,261
                                    ----------------------------------------------------------------------------------
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES--.7%, 1.3% AND 2.0%                                                815
                                    ----------------------------------------------------------------------------------
                                    NET ASSETS--100%                                                          $110,076
                                    ----------------------------------------------------------------------------------

 NOTES TO PORTFOLIOS OF INVESTMENTS

(a) Non-income producing security.

Based on the cost of investments for federal income tax purposes at July 31, 1998, the unrealized appreciation and depreciation on investments is as follows (in thousands):

-----------------------------------------------------------------------------------------------------
                                                              HORIZON 20+    HORIZON 10+    HORIZON 5
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Cost of investments for federal income tax purposes             $94,000        $97,593        $50,439
-----------------------------------------------------------------------------------------------------
Gross unrealized appreciation                                    19,123         15,154          4,817
-----------------------------------------------------------------------------------------------------
Gross unrealized depreciation                                     3,862          2,559          1,043
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation                                      15,261         12,595          3,774
-----------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS


-------------------------------------------------------------------------
     HORIZON 10+ PORTFOLIO                            HORIZON 5 PORTFOLIO
-------------------------------------------------------------------------
            PRINCIPAL                                  PRINCIPAL
             AMOUNT     VALUE                           AMOUNT     VALUE
-------------------------------------------------------------------------
            $1,000     $  1,000                           --      $    --
-------------------------------------------------------------------------
                        110,188                                    54,213
-------------------------------------------------------------------------
                          1,499                                     1,122
-------------------------------------------------------------------------
                       $111,687                                   $55,335
-------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER HORIZON FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio and Kemper Horizon 5 Portfolio, comprising Kemper Horizon Fund (the Fund), as of July 31, 1998, the related statements of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Kemper Horizon Fund at July 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                             Chicago, Illinois
                                             September 17, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

JULY 31, 1998
(IN THOUSANDS)

                                                                             KEMPER HORIZON FUND
                                                                ---------------------------------------------
                                                                20+ PORTFOLIO    10+ PORTFOLIO    5 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost: $94,000, $97,593 and $50,439)                              $109,261          110,188          54,213
-----------------------------------------------------------------------------------------------------------
Cash                                                                   119              489             427
-----------------------------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                     214              144              90
-----------------------------------------------------------------------------------------------------------
  Fund shares sold                                                     442              277              58
-----------------------------------------------------------------------------------------------------------
  Dividends and interest                                               557              953             694
-----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                   110,593          112,051          55,482
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------------------------------------------

Payable for:
  Investments purchased                                                 47               35              16
-----------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                                 135               96               5
-----------------------------------------------------------------------------------------------------------
  Management fee                                                        54               54              27
-----------------------------------------------------------------------------------------------------------
  Distribution services fee                                             38               34              18
-----------------------------------------------------------------------------------------------------------
  Administrative services fee                                           25               23              11
-----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses               215              120              53
-----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                               3                2              17
-----------------------------------------------------------------------------------------------------------
    Total liabilities                                                  517              364             147
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $110,076          111,687          55,335
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-----------------------------------------------------------------------------------------------------------

Paid-in capital                                                   $ 95,215           98,201          51,096
-----------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss) on investments                 (401)             759             228
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                          15,261           12,595           3,774
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                                      1              132             237
-----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                       $110,076          111,687          55,335
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-----------------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                     $ 49,278           58,101          26,449
-----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,656            4,653           2,349
-----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $  13.48            12.49           11.26
-----------------------------------------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 6.10% of
  net asset value or 5.75% of offering price)                     $  14.30            13.25           11.95
-----------------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                     $ 50,252           42,522          23,669
-----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,784            3,408           2,099
-----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $  13.28            12.48           11.28
-----------------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $  9,310           10,697           5,006
-----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                   700              860             444
-----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                               $  13.29            12.44           11.27
-----------------------------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                     $  1,236              367             211
-----------------------------------------------------------------------------------------------------------
  Shares outstanding                                                    91               29              19
-----------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                               $  13.62            12.46           11.28
-----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

YEAR ENDED JULY 31, 1998
(IN THOUSANDS)

                                                                             KEMPER HORIZON FUND
                                                                ---------------------------------------------
                                                                20+ PORTFOLIO    10+ PORTFOLIO    5 PORTFOLIO
-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
  Dividends                                                        $  863              660             221
-------------------------------------------------------------------------------------------------------------
  Interest                                                          1,267            2,539           1,836
-------------------------------------------------------------------------------------------------------------
    Total investment income                                         2,130            3,199           2,057
-------------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                      495              495             242
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                                           350              327             181
-------------------------------------------------------------------------------------------------------------
  Administrative services fee                                         204              206             101
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses              948              527             214
-------------------------------------------------------------------------------------------------------------
  Professional fees                                                    22               25              11
-------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                              41               43              33
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                             22               23              30
-------------------------------------------------------------------------------------------------------------
    Total expenses                                                  2,082            1,646             812
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                  48            1,553           1,245
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------

  Net realized gain on sales of investments                           652            1,056             444
-------------------------------------------------------------------------------------------------------------
  Net realized gain from futures transactions                          27              279              84
-------------------------------------------------------------------------------------------------------------
    Net realized gain                                                 679            1,335             528
-------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments              6,055            5,063           1,289
-------------------------------------------------------------------------------------------------------------
Net gain on investments                                             6,734            6,398           1,817
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,782            7,951           3,062
-------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED JULY 31, 1998 AND 1997

(IN THOUSANDS)

                                                                      KEMPER HORIZON FUND
                                                     ------------------------------------------------------
                                                       20+ PORTFOLIO      10+ PORTFOLIO       5 PORTFOLIO
                                                     -----------------   ----------------   ---------------
                                                       1998      1997     1998      1997     1998     1997
-----------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------
  Net investment income                              $     48      254     1,553      758    1,245      651
-----------------------------------------------------------------------------------------------------------
  Net realized gain                                       679    1,937     1,335    1,574      528      664
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                 6,055    9,767     5,063    7,921    1,289    2,641
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations    6,782   11,958     7,951   10,253    3,062    3,956
-----------------------------------------------------------------------------------------------------------
Net equalization credits                                   --      174        --      293       --      148
-----------------------------------------------------------------------------------------------------------
  Distribution from net investment income                (124)    (207)   (1,217)    (581)  (1,124)    (565)
-----------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                  (2,944)      --    (2,477)      --     (920)      --
-----------------------------------------------------------------------------------------------------------
Total dividends to shareholders                        (3,068)    (207)   (3,694)    (581)  (2,044)    (565)
-----------------------------------------------------------------------------------------------------------
Net increase from capital share transactions           43,689   32,497    44,030   34,523   23,617   16,330
-----------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                           47,403   44,422    48,287   44,488   24,635   19,869
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------

Beginning of year                                      62,673   18,251    63,400   18,912   30,700   10,831
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                          $110,076   62,673   111,687   63,400   55,335   30,700
-----------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR   $      1      356       132      606      237      311
-----------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper Horizon Fund (the "Fund") is an open-end diversified management investment company organized as a business trust under the laws of Massachusetts. The Fund consists of three investment portfolios ("Portfolios") designed for investors with different investment objectives. The three Portfolios are Kemper Horizon 20+, Kemper Horizon 10+ and Kemper Horizon 5. Each Portfolio currently offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Portfolio have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Portfolio securities that are traded on a domestic securities exchange or securities listed on the NASDAQ National Market are valued at the last sale price on the exchange or market where primarily traded or listed or, if there is no recent sale, at the last current bid quotation.
                             Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded. Securities not so traded or listed are valued at the last current bid quotation if market quotations are available. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Equity options are valued at the last sale price unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Exchange traded financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
                             Forward foreign currency contracts are valued at the forward rates prevailing on the day of valuation. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             FOREIGN CURRENCY TRANSLATION. The books and records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. The Portfolios include that portion of the results of operations resulting from changes in foreign exchange rates with net realized and unrealized gain (loss) on investments, as appropriate.

NOTES TO FINANCIAL STATEMENTS

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Portfolio's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

                             DIVIDENDS TO SHAREHOLDERS. Each Portfolio intends to pay dividends of net investment income as follows: annually for the Kemper Horizon 20+, semiannually for the Kemper Horizon 10+, and quarterly for the Kemper Horizon 5. Each Portfolio will pay any net realized capital gains at least annually. Dividends are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. Prior to August 1, 1997, the Portfolios used equalization accounting to keep a continuing shareholder's per share interest in undistributed net investment income unaffected by shareholder activity. This was accomplished by allocating a portion of the proceeds from sales and the cost of redemptions of fund shares to undistributed net investment income. As of August 1, 1997, the Portfolios discontinued using equalization. This change has no effect on the Portfolios' net assets, net asset value per share or distributions to shareholders. Discontinuing the use of equalization accounting will result in simpler financial statements. The cumulative effect of the discontinuance of equalization accounting was to decrease undistributed net investment income and increase paid-in-capital previously reported through July 31, 1997 by the following amounts (in thousands):

                                 PORTFOLIO                              AMOUNT
                             -------------------------------------------------
                             Kemper Horizon 20+                           $245
                             -------------------------------------------------
                             Kemper Horizon 10+                            390
                             -------------------------------------------------
                             Kemper Horizon 5                              194
                             -------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3    TRANSACTIONS
     WITH AFFILIATES         MANAGEMENT AGREEMENT. The Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). Under the Fund's management agreement each Portfolio pays a monthly management fee at 1/12 of the annual rate of .58% of the first
                             $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The Fund incurred management fees of $1,232,000 for the year ended July 31, 1998.

                             UNDERWRITING AND DISTRIBUTION SERVICES
                             AGREEMENT. The Fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). Underwriting commissions paid in connection with the distribution of each Portfolio's Class A shares for the year ended July 31, 1998 are as follows:

                                                                                       COMMISSIONS
                                                                   COMMISSIONS         ALLOWED BY
                                                                 RETAINED BY KDI      KDI TO FIRMS
                                                                 ---------------      -------------
                             Kemper Horizon 20+ Portfolio            $26,000             303,000

                             Kemper Horizon 10+ Portfolio             30,000             300,000

                             Kemper Horizon 5 Portfolio               13,000             156,000

                             For services under the distribution services agreement, each Portfolio pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Portfolio. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares for the year ended July 31, 1998 are as follows:

                                                           DISTRIBUTION FEES      COMMISSIONS AND
                                                               AND CDSC        DISTRIBUTION FEES PAID
                                                            RECEIVED BY KDI       BY KDI TO FIRMS
                                                           -----------------   ----------------------
                             Kemper Horizon 20+ Portfolio      $423,000               749,000

                             Kemper Horizon 10+ Portfolio       377,000               625,000

                             Kemper Horizon 5 Portfolio         202,000               346,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, each Portfolio pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Portfolio accounts the firms service. Administrative services fees
                             (ASF) paid for the year ended July 31, 1998 are as follows:

                                                                   ASF PAID BY         ASF PAID BY
                                                              THE PORTFOLIOS TO KDI    KDI TO FIRMS
                                                              ----------------------   ------------
                             Kemper Horizon 20+ Portfolio            $204,000            213,000

                             Kemper Horizon 10+ Portfolio             206,000            212,000

                             Kemper Horizon 5 Portfolio               101,000            109,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Fund's transfer agent, Kemper Service Company (KSvC) is the shareholder

NOTES TO FINANCIAL STATEMENTS

                             service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $1,364,000 for the year ended July 31, 1998.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended July 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $27,000 to independent trustees.

--------------------------------------------------------------------------------

4    INVESTMENT
     TRANSACTIONS
                             For the year ended July 31, 1998, investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                                    KEMPER        KEMPER       KEMPER
                                                                  HORIZON 20+   HORIZON 10+   HORIZON 5
                                                                  -----------   -----------   ---------
                             Purchases                              $79,957       74,132       40,062
                             Proceeds from sales                     40,782       34,105       18,518

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Portfolios (in thousands):

                              KEMPER HORIZON 20+ PORTFOLIO

                                                                       YEAR ENDED                     YEAR ENDED
                                                                     JULY 31, 1998                  JULY 31, 1997
                                                                  --------------------           --------------------
                                                                  SHARES       AMOUNT            SHARES       AMOUNT
                                        SHARES SOLD
                                        Class A                   2,092        $27,974           1,392        $15,323
                                       ------------------------------------------------------------------------------
                                        Class B                   1,757         22,828           1,837         19,895
                                       ------------------------------------------------------------------------------
                                        Class C                     460          6,048             301          3,266
                                       ------------------------------------------------------------------------------
                                        Class I                     111            568              38            411
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     120          1,458              12            123
                                       ------------------------------------------------------------------------------
                                        Class B                     110          1,326               6             58
                                       ------------------------------------------------------------------------------
                                        Class C                      14            171               1              6
                                       ------------------------------------------------------------------------------
                                        Class I                       3             41               1             13
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                    (630)        (8,322)           (248)        (2,762)
                                       ------------------------------------------------------------------------------
                                        Class B                    (518)        (7,024)           (194)        (2,256)
                                       ------------------------------------------------------------------------------
                                        Class C                     (82)        (1,086)            (76)          (815)
                                       ------------------------------------------------------------------------------
                                        Class I                     (90)          (293)            (70)          (765)
                                       ------------------------------------------------------------------------------
                                       ------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                      80          1,050               7             82
                                       ------------------------------------------------------------------------------
                                        Class B                     (80)        (1,050)             (7)           (82)
                                       ------------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                           $43,689                        $32,497
                                       ------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                              KEMPER HORIZON 10+ PORTFOLIO

                                                                    YEAR ENDED                      YEAR ENDED
                                                                  JULY 31, 1998                   JULY 31, 1997
                                                               --------------------           ----------------------
                                                               SHARES       AMOUNT            SHARES         AMOUNT
                                        SHARES SOLD
                                        Class A                2,805        $33,563           1,736          $18,250
                                       -----------------------------------------------------------------------------
                                        Class B                1,763         21,466           1,820           19,131
                                       -----------------------------------------------------------------------------
                                        Class C                  505          6,176             484            5,055
                                       -----------------------------------------------------------------------------
                                        Class I                   33            141              46              490
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                  157          1,820              31              337
                                       -----------------------------------------------------------------------------
                                        Class B                  124          1,294              17              186
                                       -----------------------------------------------------------------------------
                                        Class C                   29            334               3               39
                                       -----------------------------------------------------------------------------
                                        Class I                    2             23               1                9
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                 (717)        (8,630)           (466)          (5,040)
                                       -----------------------------------------------------------------------------
                                        Class B                 (825)        (9,857)           (255)          (2,788)
                                       -----------------------------------------------------------------------------
                                        Class C                 (168)        (2,084)            (82)            (882)
                                       -----------------------------------------------------------------------------
                                        Class I                  (39)          (216)            (25)            (264)
                                       -----------------------------------------------------------------------------
                                       -----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                  120          1,523              14              150
                                       -----------------------------------------------------------------------------
                                        Class B                 (120)        (1,523)            (14)            (150)
                                       -----------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE TRANSACTIONS          $44,030                          $34,523
                                       -----------------------------------------------------------------------------

                              KEMPER HORIZON 5 PORTFOLIO

                                                                      YEAR ENDED                      YEAR ENDED
                                                                    JULY 31, 1998                   JULY 31, 1997
                                                                 --------------------           ----------------------
                                                                 SHARES       AMOUNT            SHARES         AMOUNT
                                        SHARES SOLD
                                        Class A                  1,976        $21,743             845          $ 8,504
                                       -------------------------------------------------------------------------------
                                        Class B                  1,414         15,661           1,343           13,437
                                       -------------------------------------------------------------------------------
                                        Class C                    242          2,675             286            2,897
                                       -------------------------------------------------------------------------------
                                        Class I                      7             83               2               23
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     78            850              23              236
                                       -------------------------------------------------------------------------------
                                        Class B                     84            908              26              265
                                       -------------------------------------------------------------------------------
                                        Class C                     18            198               4               38
                                       -------------------------------------------------------------------------------
                                        Class I                      1              9               1                4
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (858)        (9,364)           (274)          (2,800)
                                       -------------------------------------------------------------------------------
                                        Class B                   (729)        (8,043)           (538)          (5,514)
                                       -------------------------------------------------------------------------------
                                        Class C                    (97)        (1,089)            (73)            (743)
                                       -------------------------------------------------------------------------------
                                        Class I                     (1)           (14)             (2)             (17)
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                     83            919              15              150
                                       -------------------------------------------------------------------------------
                                        Class B                    (83)          (919)            (14)            (150)
                                       -------------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE TRANSACTIONS            $23,617                          $16,330
                                       -------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6    FINANCIAL FUTURES        The Portfolios have entered into exchange traded
     CONTRACTS                financial futures contracts in order to take
                              advantage of anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                              At the time a Portfolio enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Portfolios and the broker as the market value of the futures contract fluctuates. At July 31, 1998, the market value of assets pledged by the Portfolios to cover margin requirements for open futures positions was $35,000 for Kemper Horizon 20+, $75,000 for Kemper Horizon 10+ and $103,000 for Kemper Horizon 5. The Portfolios also have liquid assets in their portfolios in excess of the face amount of open futures contracts. At July 31, 1998, the Portfolios had the following futures open with expirations in September, 1998:


                                                                      CONTRACT              GAIN AT
                                               TYPE                    AMOUNT     POSITION  7/31/98
                               --------------------------------------------------------------------

                               KEMPER HORIZON 20+ PORTFOLIO:

                               S&P 500 Index                         $1,657,000   Long      $28,000
                               --------------------------------------------------------------------

                               KEMPER HORIZON 10+ PORTFOLIO:

                               S&P 500 Index                          1,105,000   Long       18,000
                               --------------------------------------------------------------------

                               KEMPER HORIZON 5 PORTFOLIO:

                               S&P 500 Index                            552,000   Long        9,000
                               --------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                            -----------------------------------
                                                          CLASS A
                                            -----------------------------------
                                               YEAR ENDED     DECEMBER 29, 1995
                                                JULY 31,             TO
            KEMPER HORIZON                  --------------       JULY 31,
             20+ PORTFOLIO                    1998    1997         1996
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period        $12.89    9.72         9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        .04     .12          .18
-------------------------------------------------------------------------------
  Net realized and unrealized gain            1.07    3.15          .04
-------------------------------------------------------------------------------
Total from investment operations              1.11    3.27          .22
-------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                       .04     .10           --
-------------------------------------------------------------------------------
  Distribution from net realized gain          .48      --           --
-------------------------------------------------------------------------------
Total dividends                                .52     .10           --
-------------------------------------------------------------------------------
Net asset value, end of period              $13.48   12.89         9.72
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 9.04%  33.90         2.32
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
Expenses                                      2.00%   1.69         1.48
-------------------------------------------------------------------------------
Net investment income                          .49%   1.08         1.51
-------------------------------------------------------------------------------

                                              ---------------------------------
                                                           CLASS B
                                              ---------------------------------
                                               YEAR ENDED     DECEMBER 29, 1995
                                                JULY 31,             TO
                                             --------------       JULY 31,
                                              1998    1997          1996
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period        $12.79    9.65          9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (.03)    .03           .11
-------------------------------------------------------------------------------
  Net realized and unrealized gain            1.00    3.15           .04
-------------------------------------------------------------------------------
Total from investment operations               .97    3.18           .15
-------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                        --     .04            --
-------------------------------------------------------------------------------
  Distribution from net realized gain          .48      --            --
-------------------------------------------------------------------------------
Total dividends                                .48     .04            --
-------------------------------------------------------------------------------
Net asset value, end of period              $13.28   12.79          9.65
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 7.98%  33.01          1.58
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
Expenses                                      2.79%   2.47          2.26
-------------------------------------------------------------------------------
Net investment income (loss)                  (.30)%   .30           .73
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                            -----------------------------------
                                                          CLASS C
                                            -----------------------------------
                                               YEAR ENDED     DECEMBER 29, 1995
                                                JULY 31,             TO
KEMPER HORIZON                              --------------       JULY 31,
20+ PORTFOLIO                                1998     1997         1996
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period         $12.80    9.67         9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 (.05)    .04          .13
-------------------------------------------------------------------------------
  Net realized and unrealized gain             1.02    3.13          .04
-------------------------------------------------------------------------------
Total from investment operations                .97    3.17          .17
-------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                         --     .04           --
-------------------------------------------------------------------------------
  Distribution from net realized gain           .48      --           --
-------------------------------------------------------------------------------
Total dividends                                 .48     .04           --
-------------------------------------------------------------------------------
Net asset value, end of period               $13.29   12.80         9.67
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  7.97%  32.80         1.79
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED
-------------------------------------------------------------------------------
Expenses                                       3.03%   2.48         2.23
-------------------------------------------------------------------------------
Net investment income (loss)                   (.54)%   .29          .76
-------------------------------------------------------------------------------

                                            -----------------------------------
                                                         CLASS I
                                            -----------------------------------
                                              YEAR ENDED          APRIL 8
                                               JULY 31,             TO
                                            --------------       JULY 31,
                                             1998    1997          1996
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period         $12.96    9.73         10.03
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .17     .19           .07
-------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                     1.09    3.17          (.37)
-------------------------------------------------------------------------------
Total from investment operations               1.26    3.36          (.30)
-------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                        .12     .13            --
-------------------------------------------------------------------------------
  Distribution from net realized gain           .48      --            --
-------------------------------------------------------------------------------
Total dividends                                 .60     .13            --
-------------------------------------------------------------------------------
Net asset value, end of period               $13.62   12.96          9.73
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                 10.29%  34.84         (2.99)
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
Expenses                                        .85%   1.04           .73
-------------------------------------------------------------------------------
Net investment income                          1.64%   1.73          2.32
-------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-------------------------------------------------------------------------------


                                            YEAR ENDED JULY    DECEMBER 29, 1995
                                                  31,                 TO
                                           -----------------       JULY 31,
                                             1998      1997          1996
-----------------------------------------------------------------------------
Net assets at end of period (in
thousands)                                 $110,076   62,673        18,251
-----------------------------------------------------------------------------
Portfolio turnover rate (annualized)             44%     130           122
-----------------------------------------------------------------------------

See accompanying Notes to Financial Highlights.

FINANCIAL HIGHLIGHTS


                                             -----------------------------------
                                                          CLASS A
                                             -----------------------------------
                                                YEAR ENDED     DECEMBER 29, 1995
                                                JULY 31,             TO
            KEMPER HORIZON                   --------------       JULY 31,
             10+ PORTFOLIO                    1998    1997          1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period         $12.01    9.60         9.50
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .24     .25          .20
--------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                      .87    2.36         (.04)
--------------------------------------------------------------------------------
Total from investment operations               1.11    2.61          .16
--------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                        .22     .20          .06
--------------------------------------------------------------------------------
  Distribution from net realized gain           .41      --           --
--------------------------------------------------------------------------------
Total dividends                                 .63     .20          .06
--------------------------------------------------------------------------------
Net asset value, end of period               $12.49   12.01         9.60
--------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  9.75%  27.43         1.70
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------------
Expenses                                       1.48%   1.51         1.48
--------------------------------------------------------------------------------
Net investment income                          2.26%   2.36         2.40
--------------------------------------------------------------------------------

                                             ----------------------------------
                                                          CLASS B
                                             ----------------------------------
                                               YEAR ENDED     DECEMBER 29, 1995
                                                JULY 31,             TO
                                             --------------       JULY 31,
                                              1998    1997          1996
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------
Net asset value, beginning of period         $12.00    9.60         9.50
-------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                         .15     .16          .17
-------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                      .86    2.35         (.04)
-------------------------------------------------------------------------------
Total from investment operations               1.01    2.51          .13
-------------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                        .12     .11          .03
-------------------------------------------------------------------------------
  Distribution from net realized gain           .41      --           --
-------------------------------------------------------------------------------
Total dividends                                 .53     .11          .03
-------------------------------------------------------------------------------
Net asset value, end of period               $12.48   12.00         9.60
-------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                  8.85%  26.25         1.38
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------
Expenses                                       2.36%   2.36         2.26
-------------------------------------------------------------------------------
Net investment income                          1.38%   1.51         1.62
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


                                         ----------------------------------
                                                      CLASS C
                                         ----------------------------------
                                           YEAR ENDED     DECEMBER 29, 1995
                                            JULY 31,             TO
            KEMPER HORIZON               --------------       JULY 31,
             10+ PORTFOLIO                1998    1997          1996
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------
Net asset value, beginning of period     $11.98    9.60         9.50
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .14     .14          .17
---------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                  .87    2.34         (.04)
---------------------------------------------------------------------------
Total from investment operations           1.01    2.48          .13
---------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                    .14     .10          .03
---------------------------------------------------------------------------
  Distribution from net realized gain       .41      --           --
---------------------------------------------------------------------------
Total dividends                             .55     .10          .03
---------------------------------------------------------------------------
Net asset value, end of period           $12.44   11.98         9.60
---------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              8.83%  25.97         1.39
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                   2.39%   2.61         2.23
---------------------------------------------------------------------------
Net investment income                      1.35%   1.26         1.65
---------------------------------------------------------------------------

                                         ----------------------------------
                                                      CLASS I
                                         ----------------------------------
                                           YEAR ENDED          APRIL 8
                                            JULY 31,             TO
                                         --------------       JULY 31,
                                          1998    1997          1996
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------
Net asset value, beginning of period     $11.97    9.57          9.83
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                     .35     .26           .09
---------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                  .84    2.40          (.26)
---------------------------------------------------------------------------
Total from investment operations           1.19    2.66          (.17)
---------------------------------------------------------------------------
Less dividends
  Distribution from net investment
  income                                    .29     .26           .09
---------------------------------------------------------------------------
  Distribution from net realized gain       .41      --            --
---------------------------------------------------------------------------
Total dividends                             .70     .26           .09
---------------------------------------------------------------------------
Net asset value, end of period           $12.46   11.97          9.57
---------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)             10.47%  28.09         (1.74)
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                    .99%   1.06           .73
---------------------------------------------------------------------------
Net investment income                      2.75%   2.81          3.21
---------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------


                                          YEAR ENDED JULY    DECEMBER 29, 1995
                                                31,                 TO
                                         -----------------       JULY 31,
                                           1998      1997          1996
------------------------------------------------------------------------------
Net assets at end of period (in
thousands)                               $111,687   63,400        18,912
------------------------------------------------------------------------------
Portfolio turnover rate (annualized)           37%     126            87
------------------------------------------------------------------------------

See accompanying Notes to Financial Highlights.

FINANCIAL HIGHLIGHTS

                                         -------------------------------------------
                                                           CLASS A
                                         -------------------------------------------
                                                                   DECEMBER 29, 1995
                                           YEAR ENDED JULY 31,            TO
            KEMPER HORIZON               -----------------------       JULY 31,
              5 PORTFOLIO                   1998         1997            1996
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period       $11.06          9.57           9.50
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .35           .34            .25
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)     .47          1.45           (.07)
------------------------------------------------------------------------------------
Total from investment operations              .82          1.79            .18
------------------------------------------------------------------------------------
Less dividends
  Distribution from net investment income     .35           .30            .11
------------------------------------------------------------------------------------
  Distribution from net realized gain         .27            --             --
------------------------------------------------------------------------------------
Total dividends                               .62           .30            .11
------------------------------------------------------------------------------------
Net asset value, end of period             $11.26         11.06           9.57
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.74%        19.02           1.84
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses                                     1.64%         1.51           1.48
------------------------------------------------------------------------------------
Net investment income                        3.28%         3.30           3.20
------------------------------------------------------------------------------------

                                         -------------------------------------------
                                                           CLASS B
                                         -------------------------------------------
                                                                   DECEMBER 29, 1995
                                           YEAR ENDED JULY 31,            TO
                                         -----------------------       JULY 31,
                                            1998         1997            1996
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period       $11.06        9.57            9.50
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .30         .27             .21
------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss)                                    .47        1.44            (.07)
------------------------------------------------------------------------------------
Total from investment operations              .77        1.71             .14
------------------------------------------------------------------------------------
Less dividends
  Distribution from net investment income     .28         .22             .07
------------------------------------------------------------------------------------
  Distribution from net realized gain         .27          --              --
------------------------------------------------------------------------------------
Total dividends                               .55         .22             .07
------------------------------------------------------------------------------------
Net asset value, end of period             $11.28       11.06            9.57
------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                7.27%      18.15            1.44
------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------------
Expenses                                     2.17%       2.15            2.26
------------------------------------------------------------------------------------
Net investment income                        2.75%       2.66            2.42
------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                         ----------------------------------
                                                      CLASS C
                                         ----------------------------------
                                           YEAR ENDED     DECEMBER 29, 1995
                                            JULY 31,             TO
            KEMPER HORIZON               --------------       JULY 31,
              5 PORTFOLIO                 1998    1997          1996
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------
Net asset value, beginning of period      $11.07    9.57         9.50
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .28     .28          .21
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .47    1.43         (.07)
---------------------------------------------------------------------------
Total from investment operations             .75    1.71          .14
---------------------------------------------------------------------------
Less dividends
  Distribution from net investment income    .28     .21          .07
---------------------------------------------------------------------------
  Distribution from net realized gain        .27      --           --
---------------------------------------------------------------------------
Total dividends                              .55     .21          .07
---------------------------------------------------------------------------
Net asset value, end of period            $11.27   11.07         9.57
---------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              7.10%   18.13         1.45
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                   2.18%    2.16         2.23
---------------------------------------------------------------------------
Net investment income                      2.74%    2.65         2.45
---------------------------------------------------------------------------

                                         ----------------------------------
                                                      CLASS I
                                         ----------------------------------
                                           YEAR ENDED          APRIL 8
                                            JULY 31,             TO
                                         --------------       JULY 31,
                                          1998    1997          1996
---------------------------------------------------------------------------
---------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------
Net asset value, beginning of period      $11.06    9.58          9.69
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .41     .32           .08
---------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .47    1.49          (.11)
---------------------------------------------------------------------------
Total from investment operations             .88    1.81          (.03)
---------------------------------------------------------------------------
Less dividends
  Distribution from net investment income    .39     .33           .08
---------------------------------------------------------------------------
  Distribution from net realized gain        .27      --            --
---------------------------------------------------------------------------
Total dividends                              .66     .33           .08
---------------------------------------------------------------------------
Net asset value, end of period            $11.28   11.06          9.58
---------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)              8.29%   19.27          (.31)
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------
Expenses                                   1.03%    1.20           .73
---------------------------------------------------------------------------
Net investment income                      3.89%    3.61          4.11
---------------------------------------------------------------------------


--------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------
                                                YEAR ENDED     DECEMBER 29, 1995
                                                 JULY 31,            TO
                                            -----------------     JULY 31,
                                              1998      1997       1996
--------------------------------------------------------------------------------
Net assets at end of period (in thousands)  $ 55,335   30,700      10,831
--------------------------------------------------------------------------------
Portfolio turnover rate (annualized)              43%     150          57
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL HIGHLIGHTS FOR ALL PORTFOLIOS:
--------------------------------------------------------------------------------

Total returns do not reflect the effect of any sales charges.

Per share data for the period ended July 31, 1996 was determined based on average shares outstanding.

For the period ended July 31, 1996, the investment manager agreed to reduce its management fee and absorb certain operating expenses of the Portfolios. If these expense waivers had not been in effect, the expense ratio of each share class would have increased by .06% of average net assets for Horizon 20+, .04% for Horizon 10+ and .05% for Horizon 5. There would have been a corresponding decrease in the net investment income ratio for the period. The waivers were discontinued on August 1, 1996.


--------------------------------------------------------------------------------
 TAX INFORMATION
--------------------------------------------------------------------------------

Kemper Horizon 20+ Portfolio, 10+ Portfolio and 5 Portfolio paid distributions of $.06, $.05, and $.03 per share, respectively, from net long-term capital gains during the year ended July 31, 1998, of which 50%, 40% and 33% represent 20% rate gains, respectively.

Pursuant to Section 852 of the Internal Revenue Code, Kemper Horizon 20+ Portfolio, 10+ Portfolio and 5 Portfolio designate $142,000, $932,000, and $301,000, respectively, as capital gain dividends for the year ended July 31, 1998, of which 0%, 84%, and 84% represent 20% rate gains, respectively.

For corporate shareholders of Kemper Horizon 20+ Portfolio, 10+ Portfolio and 5 Portfolio 65%, 24% and 11%, respectively, of the income dividends paid during the year ended July 31, 1998 qualified for the dividends received deduction.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

NOTES

NOTES

TRUSTEES
OFFICERS

DANIEL PIERCE
Chairman and Trustee
JAMES E. AKINS
Trustee
ARTHUR R. GOTTSCHALK
Trustee
FREDERICK T. KELSEY
Trustee
FRED B. RENWICK
Trustee
JOHN B. TINGLEFF
Trustee
EDMOND D. VILLANI
Trustee
JOHN G. WEITHERS
Trustee
MARK S. CASADY
President
PHILIP J. COLLORA
Vice President and
Secretary
JOHN R. HEBBLE
Treasurer
PHILIP S. FORTUNA
Vice President
JERARD K. HARTMAN
Vice President
THOMAS W. LITTAUER
Vice President
ANN M. MCCREARY
Vice President
KATHRYN L. QUIRK
Vice President
STEVEN H. REYNOLDS
Vice President
LINDA J. WONDRACK
Vice President
MAUREEN E. KANE
Assistant Secretary
CAROLINE PEARSON
Assistant Secretary
ELIZABETH C. WERTH
Assistant Secretary


 ..........................................................................................................
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601
 ..........................................................................................................
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141
 ..........................................................................................................
CUSTODIAN AND                         INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                        801 Pennsylvania Avenue
                                      Kansas City, MO 64105
 ..........................................................................................................
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606
 ..........................................................................................................
PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606-5808
                                      www.kemper.com

KEMPER LOGO
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Horizon Fund prospectus.
KHF - 2 (9/98) 1055590

                                   LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

                                                               TRUSTEES&OFFICERS